UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-07885

Name of Fund: Master Enhanced International Series of Quantitative Master Series LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, Master Enhanced International Series of Quantitative Master Series LLC, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2007

Date of reporting period: 01/01/2007 - 12/31/2007

Item 1 -   Report to Stockholders

Master Enhanced International Series of Quantitative Master Series LLC Annual Report, December 31, 2007

PORTFOLIO MANAGEMENT COMMENTARY

How did the Series perform?

     o For the fiscal year ended December 31, 2007, Master Enhanced International Series (the "Series") generated returns that trailed that of the benchmark Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index, as the Series returned +9.60% compared to the Index's return of +11.17%. Positive performance from our stock-substitution strategies was offset by negative results from our stock-selection strategies.

Describe the market environment.

     o On the whole, non-U.S. markets outperformed their U.S. counterparts for all of 2007, with the MSCI EAFE returning +11.17%.

     o Currency movements were a major theme that affected markets, with a dominant factor being the ongoing depreciation of the U.S. dollar relative to most other major currencies.

     o Among the world's developed markets, Japan's underperformance was a headline story, as stocks in the region sank nearly 11% for the year. A high dependence on exports, muted personal consumption and slowing capital spending all caused economic growth to suffer. Further, earnings growth was dismal in 2007 and valuations remained high relative to other developed markets.

     o European stocks were the best performers among developed markets for the year, but the region saw broad-based declines amid concerns over the economic outlook, as well as credit problems. In particular, export-oriented companies suffered, as demand from the U.S. slowed and the appreciating euro hurt profits.

     o Finally, emerging markets continued to outperform developed markets, buoyed by strong earnings growth and firm economic expansion. Moreover, most emerging markets have, thus far, been less affected by the problems in financial markets.

Describe recent portfolio activity.

     o Throughout the period, as changes were made to the composition of the MSCI EAFE Index, we purchased and sold securities to maintain the Series' objective of tracking the risks and return of the benchmark. We continued to use our quantitative stock-selection and stock-substitution strategies in an effort to generate returns above those offered by the Index.

     o As the volatility and investor risk aversion in the equity markets remains high, we are maintaining diversified and balanced signal exposure in the Series going into 2008.

Describe portfolio positioning at period-end.

     o In keeping with its investment objective, the portfolio remains positioned to match the risk characteristics of its benchmark, irrespective of the market's future direction.

Master Enhanced International Series
--------------------------------------------------------------------------------
                                                            Percent of Long-Term
Geographic Region                                                Investments
--------------------------------------------------------------------------------
                                                                 December 31,
                                                             2007         2006
--------------------------------------------------------------------------------
United Kingdom                                               22.1 %       23.5%
Japan                                                        18.7         22.1
France                                                       11.0          9.6
Germany                                                       8.6          7.0
Switzerland                                                   6.6          7.5
Australia                                                     5.5          4.9
Spain                                                         4.4          4.1
Italy                                                         3.7          3.9
Netherlands                                                   3.2          3.4
Hong Kong                                                     2.5          1.3
United States                                                 2.1          1.0
Sweden                                                        2.0          2.9
Finland                                                       1.6          1.6
Singapore                                                     1.4          0.8
Belgium                                                       1.4          1.4
Norway                                                        1.1          1.0
Denmark                                                       1.0          1.1
Ireland                                                       0.9          1.1
Greece                                                        0.8          0.6
Austria                                                       0.5          0.1
Portugal                                                      0.5          0.7
New Zealand                                                   0.2          0.2
Luxembourg                                                    0.2          0.2
--------------------------------------------------------------------------------

See Notes to Financial Statements.

Master Enhanced International Series
Schedule of Investments as of December 31, 2007                (in U.S. dollars)
--------------------------------------------------------------------------------

                                                                     Shares
                  Industry                                             Held  Common Stocks                                 Value
-----------------------------------------------------------------------------------------------------------------------------------
Europe
-----------------------------------------------------------------------------------------------------------------------------------
Austria - 0.4%    Commercial Banks - 0.1%                             2,572  Erste Bank der Oesterreichischen          $    181,604
                                                                        491  Raiffeisen International Bank Holding AG        73,795
                                                                                                                       ------------
                                                                                                                            255,399
                  -----------------------------------------------------------------------------------------------------------------
                  Construction Materials - 0.1%                       7,162  RHI AG (c)                                     292,675
                  -----------------------------------------------------------------------------------------------------------------
                  Containers & Packaging - 0.0%                          90  Mayr-Melnhof Karton AG                           9,741
                  -----------------------------------------------------------------------------------------------------------------
                  Machinery - 0.0%                                      549  Andritz AG                                      32,980
                  -----------------------------------------------------------------------------------------------------------------
                  Metals & Mining - 0.1%                              1,561  Voestalpine AG                                 111,875
                  -----------------------------------------------------------------------------------------------------------------
                  Oil, Gas & Consumable Fuels - 0.1%                  2,189  OMV AG                                         176,705
                  -----------------------------------------------------------------------------------------------------------------
                  Real Estate Management & Development - 0.0%            31  IMMOFINANZ Immobilien Anlagen AG                   313
                                                                        252  Meinl European Land Ltd. (c)                     3,466
                                                                                                                       ------------
                                                                                                                              3,779
                  -----------------------------------------------------------------------------------------------------------------
                                                                             Total Common Stocks in Austria                 883,154
-----------------------------------------------------------------------------------------------------------------------------------
Belgium - 1.3%    Beverages - 0.1%                                    1,434  InBev NV                                       119,210
                  -----------------------------------------------------------------------------------------------------------------
                  Chemicals - 0.0%                                       12  Solvay SA                                        1,678
                  -----------------------------------------------------------------------------------------------------------------
                  Commercial Banks - 0.3%                             6,394  Dexia NV                                       160,535
                                                                      2,553  KBC Bancassurance Holding                      359,346
                                                                                                                       ------------
                                                                                                                            519,881
                  -----------------------------------------------------------------------------------------------------------------
                  Distributors - 0.0%                                    41  D'ieteren SA                                    14,734
                  -----------------------------------------------------------------------------------------------------------------
                  Diversified Financial Services - 0.2%              16,704  Fortis SA/NV                                   437,290
                                                                         85  Groupe Bruxelles Lambert SA                     10,871
                                                                                                                       ------------
                                                                                                                            448,161
                  -----------------------------------------------------------------------------------------------------------------
                  Electrical Equipment - 0.0%                             2  Bekaert SA                                         269
                  -----------------------------------------------------------------------------------------------------------------
                  Food & Staples Retailing - 0.0%                       253  Delhaize Group                                  22,210
                  -----------------------------------------------------------------------------------------------------------------
                  Health Care Equipment & Supplies - 0.2%             6,368  Omega Pharma SA                                438,249
                  -----------------------------------------------------------------------------------------------------------------
                  Health Care Technology - 0.0%                          32  AGFA-Gevaert NV                                    488
                  -----------------------------------------------------------------------------------------------------------------
                  Oil, Gas & Consumable Fuels - 0.0%                  2,784  Euronav SA                                      98,520
                  -----------------------------------------------------------------------------------------------------------------
                  Wireless Telecommunication                         11,941  Mobistar SA                                  1,089,266
                  Services - 0.5%
                  -----------------------------------------------------------------------------------------------------------------
                                                                             Total Common Stocks in Belgium               2,752,666
-----------------------------------------------------------------------------------------------------------------------------------
Denmark - 0.9%    Beverages - 0.0%                                      475  Carlsberg A/S                                   57,184
                  -----------------------------------------------------------------------------------------------------------------
                  Chemicals - 0.0%                                      650  Novozymes A/S Class B                           73,746
                  -----------------------------------------------------------------------------------------------------------------
                  Commercial Banks - 0.0%                                92  Danske Bank A/S                                  3,596
                                                                          1  Sydbank A/S                                         43
                                                                                                                       ------------
                                                                                                                              3,639
                  -----------------------------------------------------------------------------------------------------------------
                  Construction & Engineering - 0.0%                     750  FLS Industries A/S Class B                      76,478
                  -----------------------------------------------------------------------------------------------------------------
                  Electrical Equipment - 0.2%                         2,679  Vestas Wind Systems A/S (c)                    289,281
                  -----------------------------------------------------------------------------------------------------------------
                  Food Products - 0.0%                                  225  East Asiatic Co., Ltd. A/S                      17,417
                  -----------------------------------------------------------------------------------------------------------------
                  Health Care Equipment & Supplies - 0.4%             4,342  GN Store Nord A/S (c)                           34,013
                                                                      8,325  William Demant Holding (c)                     764,650
                                                                                                                       ------------
                                                                                                                            798,663
                  -----------------------------------------------------------------------------------------------------------------
                  Insurance - 0.0%                                      367  TrygVesta A/S                                   27,829
                  -----------------------------------------------------------------------------------------------------------------
                  Marine - 0.1%                                           7  AP Moller - Maersk A/S                          74,755
                  -----------------------------------------------------------------------------------------------------------------
                  Oil, Gas & Consumable Fuels - 0.0%                    400  D/S Torm A/S                                    13,955
                  -----------------------------------------------------------------------------------------------------------------
                  Pharmaceuticals - 0.2%                                679  H Lundbeck A/S                                  18,246
                                                                      6,766  Novo-Nordisk A/S B                             441,694
                                                                                                                       ------------
                                                                                                                            459,940
                  -----------------------------------------------------------------------------------------------------------------
                                                                             Total Common Stocks in Denmark               1,892,887
-----------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

Master Enhanced International Series
Schedule of Investments as of December 31, 2007                (in U.S. dollars)
--------------------------------------------------------------------------------

                                                                     Shares
                  Industry                                             Held  Common Stocks                                 Value
-----------------------------------------------------------------------------------------------------------------------------------
Finland - 1.5%    Auto Components - 0.0%                              1,401  Nokian Renkaat Oyj                        $     48,637
                  -----------------------------------------------------------------------------------------------------------------
                  Communications Equipment - 1.1%                    58,487  Nokia Oyj                                    2,246,916
                  -----------------------------------------------------------------------------------------------------------------
                  Construction & Engineering - 0.0%                      35  YIT Oyj                                            762
                  -----------------------------------------------------------------------------------------------------------------
                  Diversified Financial Services - 0.0%               1,347  OKO Bank                                        25,689
                  -----------------------------------------------------------------------------------------------------------------
                  Electric Utilities - 0.1%                           3,223  Fortum Oyj                                     144,779
                  -----------------------------------------------------------------------------------------------------------------
                  Food & Staples Retailing - 0.1%                     3,004  Kesko Oyj Class B                              164,219
                  -----------------------------------------------------------------------------------------------------------------
                  Insurance - 0.1%                                    6,100  Sampo Oyj                                      160,998
                  -----------------------------------------------------------------------------------------------------------------
                  Machinery - 0.1%                                    1,080  Kone Oyj Class B                                75,402
                                                                      2,718  Metso Oyj                                      147,358
                                                                        901  Wartsila Oyj                                    68,188
                                                                                                                       ------------
                                                                                                                            290,948
                  -----------------------------------------------------------------------------------------------------------------
                  Metals & Mining - 0.0%                                 35  Outokumpu Oyj                                    1,076
                                                                      1,150  Rautaruukki Oyj                                 49,152
                                                                                                                       ------------
                                                                                                                             50,228
                  -----------------------------------------------------------------------------------------------------------------
                  Oil, Gas & Consumable Fuels - 0.0%                     52  Neste Oil Oyj                                    1,836
                  -----------------------------------------------------------------------------------------------------------------
                                                                             Total Common Stocks in Finland               3,135,012
-----------------------------------------------------------------------------------------------------------------------------------
France - 10.0%    Aerospace & Defense - 0.5%                         19,073  Thales SA                                    1,136,148
                  -----------------------------------------------------------------------------------------------------------------
                  Airlines - 0.4%                                    24,201  Air France-KLM                                 845,789
                  -----------------------------------------------------------------------------------------------------------------
                  Auto Components - 0.1%                              2,014  Compagnie Generale des Etablissements          230,258
                  -----------------------------------------------------------------------------------------------------------------
                  Automobiles - 0.9%                                  9,496  Peugeot SA                                     719,559
                                                                      8,319  Renault SA                                   1,179,823
                                                                                                                       ------------
                                                                                                                          1,899,382
                  -----------------------------------------------------------------------------------------------------------------
                  Beverages - 0.0%                                      800  Remy Cointreau SA                               56,894
                  -----------------------------------------------------------------------------------------------------------------
                  Building Products - 0.3%                            5,948  Cie de Saint-Gobain SA                         560,530
                  -----------------------------------------------------------------------------------------------------------------
                  Chemicals - 0.2%                                    3,010  Air Liquide                                    447,811
                  -----------------------------------------------------------------------------------------------------------------
                  Commercial Banks - 0.2%                             4,793  Credit Agricole SA                             161,698
                                                                      2,459  Societe Generale SA                            355,643
                                                                                                                       ------------
                                                                                                                            517,341
                  -----------------------------------------------------------------------------------------------------------------
                  Commercial Services & Supplies - 0.0%                   2  Societe BIC SA                                     143
                  -----------------------------------------------------------------------------------------------------------------
                  Communications Equipment - 0.0%                         1  Alcatel-Lucent                                       7
                  -----------------------------------------------------------------------------------------------------------------
                  Construction & Engineering - 0.3%                   1,100  Eiffage SA                                     108,329
                                                                      7,684  Vinci SA                                       568,276
                                                                                                                       ------------
                                                                                                                            676,605
                  -----------------------------------------------------------------------------------------------------------------
                  Construction Materials - 0.2%                       2,196  Lafarge SA                                     398,767
                  -----------------------------------------------------------------------------------------------------------------
                  Diversified Telecommunication Services - 0.4%      25,431  France Telecom SA                              912,230
                  -----------------------------------------------------------------------------------------------------------------
                  Electric Utilities - 0.1%                           1,958  Electricite de France SA                       233,222
                  -----------------------------------------------------------------------------------------------------------------
                  Electrical Equipment - 0.2%                         1,744  Alstom                                         374,599
                                                                          8  Schneider Electric SA                            1,084
                                                                                                                       ------------
                                                                                                                            375,683
                  -----------------------------------------------------------------------------------------------------------------
                  Energy Equipment & Services - 0.5%                     84  Compagnie Generale de
                                                                                Geophysique SA (c)                           23,760
                                                                     12,354  Technip SA                                     982,654
                                                                                                                       ------------
                                                                                                                          1,006,414
                  -----------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

Master Enhanced International Series
Schedule of Investments as of December 31, 2007                (in U.S. dollars)
--------------------------------------------------------------------------------

                                                                     Shares
                  Industry                                             Held  Common Stocks                                 Value
-----------------------------------------------------------------------------------------------------------------------------------
                  Food & Staples Retailing - 0.5%                     9,350  Casino Guichard Perrachon SA              $  1,017,120
                  -----------------------------------------------------------------------------------------------------------------
                  Gas Utilities - 0.6%                               20,813  Gaz de France SA                             1,217,087
                  -----------------------------------------------------------------------------------------------------------------
                  Health Care Equipment & Supplies - 0.1%             2,037  Cie Generale d'Optique Essilor                 129,936
                  -----------------------------------------------------------------------------------------------------------------
                  Hotels, Restaurants & Leisure - 0.1%                1,192  Accor SA                                        95,289
                                                                      1,190  Groupe Partouche (c)                            21,403
                                                                          4  Sodexho Alliance SA                                246
                                                                                                                       ------------
                                                                                                                            116,938
                  -----------------------------------------------------------------------------------------------------------------
                  IT Services - 0.1%                                  2,203  Atos Origin SA (c)                             113,823
                                                                        534  Cap Gemini SA                                   33,552
                                                                      1,640  GFI Informatique SA                             14,385
                                                                                                                       ------------
                                                                                                                            161,760
                  -----------------------------------------------------------------------------------------------------------------
                  Insurance - 0.1%                                    1,710  CNP Assurances                                 222,496
                                                                          3  Scor SE                                             77
                                                                                                                       ------------
                                                                                                                            222,573
                  -----------------------------------------------------------------------------------------------------------------
                  Machinery - 0.1%                                      671  Vallourec SA                                   181,480
                  -----------------------------------------------------------------------------------------------------------------
                  Media - 0.3%                                            1  Lagardere S.C.A.                                    75
                                                                          1  Television Francaise 1 SA                           27
                                                                     14,278  Vivendi SA                                     655,547
                                                                                                                       ------------
                                                                                                                            655,649
                  -----------------------------------------------------------------------------------------------------------------
                  Metals & Mining - 0.5%                             13,448  ArcelorMittal                                1,044,277
                  -----------------------------------------------------------------------------------------------------------------
                  Multi-Utilities - 0.4%                             12,043  Suez SA                                        819,719
                  -----------------------------------------------------------------------------------------------------------------
                  Oil, Gas & Consumable Fuels - 1.0%                 26,041  Total SA                                     2,156,207
                  -----------------------------------------------------------------------------------------------------------------
                  Personal Products - 0.2%                            2,250  L'Oreal SA                                     322,195
                  -----------------------------------------------------------------------------------------------------------------
                  Pharmaceuticals - 0.5%                             11,661  Sanofi-Aventis                               1,067,453
                  -----------------------------------------------------------------------------------------------------------------
                  Real Estate Investment Trusts (REITs) - 0.3%        2,329  Gecina SA                                      365,389
                                                                        231  ICADE                                           34,434
                                                                        973  Klepierre                                       49,732
                                                                      1,000  Unibail - Rodamco                              219,131
                                                                                                                       ------------
                                                                                                                            668,686
                  -----------------------------------------------------------------------------------------------------------------
                  Semiconductors & Semiconductor Equipment - 0.0%        13  STMicroelectronics NV                              186
                  -----------------------------------------------------------------------------------------------------------------
                  Software - 0.4%                                    10,908  Business Objects SA (c)                        666,225
                                                                      1,000  UBISOFT Entertainment (c)                      101,518
                                                                                                                       ------------
                                                                                                                            767,743
                  -----------------------------------------------------------------------------------------------------------------
                  Textiles, Apparel & Luxury Goods - 0.3%               939  Hermes International                           118,639
                                                                      3,146  LVMH Moet Hennessy Louis Vuitton SA            380,192
                                                                                                                       ------------
                                                                                                                            498,831
                  -----------------------------------------------------------------------------------------------------------------
                  Transportation Infrastructure - 0.0%                  437  Aeroports de Paris                              44,706
                                                                        318  Societe Des Autoroutes Paris-Rhin-Rhone         31,178
                                                                                                                       ------------
                                                                                                                             75,884
                  -----------------------------------------------------------------------------------------------------------------
                  Wireless Telecommunication Services - 0.2%          5,208  Bouygues                                       432,749
                  -----------------------------------------------------------------------------------------------------------------
                                                                             Total Common Stocks in France               20,853,697
                  -----------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

Master Enhanced International Series
Schedule of Investments as of December 31, 2007                (in U.S. dollars)
--------------------------------------------------------------------------------

                                                                     Shares
                  Industry                                             Held  Common Stocks                                 Value
-----------------------------------------------------------------------------------------------------------------------------------
Germany - 7.4%    Airlines - 0.1%                                     3,630  Deutsche Lufthansa AG                     $     96,763
                  -----------------------------------------------------------------------------------------------------------------
                  Auto Components - 0.1%                              1,166  Continental AG                                 152,572
                  -----------------------------------------------------------------------------------------------------------------
                  Automobiles - 0.9%                                 11,988  DaimlerChrysler AG                           1,161,877
                                                                        118  Porsche Automobil Holding SE
                                                                                  (Preference Shares)                       238,294
                                                                      1,888  Volkswagen AG                                  433,990
                                                                                                                       ------------
                                                                                                                          1,834,161
                  -----------------------------------------------------------------------------------------------------------------
                  Capital Markets - 0.9%                              1,800  AWD Holding AG                                  77,369
                                                                     13,731  Deutsche Bank AG Registered Shares           1,792,927
                                                                                                                       ------------
                                                                                                                          1,870,296
                  -----------------------------------------------------------------------------------------------------------------
                  Chemicals - 0.1%                                    4,731  Altana AG                                      114,369
                  -----------------------------------------------------------------------------------------------------------------
                  Commercial Banks - 0.1%                                 1  Commerzbank AG                                      38
                                                                      1,765  Deutsche Postbank AG                           157,033
                                                                        102  Hypo Real Estate Holding AG                      5,388
                                                                                                                       ------------
                                                                                                                            162,459
                  -----------------------------------------------------------------------------------------------------------------
                  Construction & Engineering - 0.0%                     506  Hochtief AG                                     67,972
                  -----------------------------------------------------------------------------------------------------------------
                  Diversified Financial Services - 0.3%               3,258  Deutsche Boerse AG                             643,013
                  -----------------------------------------------------------------------------------------------------------------
                  Diversified Telecommunication Services - 0.0%           1  Deutsche Telekom AG                                 22
                  -----------------------------------------------------------------------------------------------------------------
                  Electric Utilities - 0.7%                           7,160  E.ON AG                                      1,522,167
                  -----------------------------------------------------------------------------------------------------------------
                  Electrical Equipment - 0.0%                           208  REpower Systems AG (c)                          38,123
                  -----------------------------------------------------------------------------------------------------------------
                  Food & Staples Retailing - 0.1%                     2,606  Metro AG                                       219,381
                  -----------------------------------------------------------------------------------------------------------------
                  Hotels, Restaurants & Leisure - 0.1%                4,601  TUI AG (c)                                     128,509
                  -----------------------------------------------------------------------------------------------------------------
                  Industrial Conglomerates - 0.8%                     9,847  Siemens AG                                   1,565,698
                  -----------------------------------------------------------------------------------------------------------------
                  Insurance - 1.1%                                    6,308  Allianz AG (Registered Shares)               1,358,994
                                                                      4,390  Muenchener Rueckversicherungs AG               852,577
                                                                                                                       ------------
                                                                                                                          2,211,571
                  -----------------------------------------------------------------------------------------------------------------
                  Machinery - 0.1%                                        2  Heidelberger Druckmaschinen AG                      67
                                                                      1,818  MAN AG                                         301,759
                                                                                                                       ------------
                                                                                                                            301,826
                  -----------------------------------------------------------------------------------------------------------------
                  Media - 0.0%                                            1  Premiere AG (c)                                     19
                  -----------------------------------------------------------------------------------------------------------------
                  Metals & Mining - 0.7%                              3,973  Salzgitter AG                                  593,786
                                                                     14,904  ThyssenKrupp AG                                838,873
                                                                                                                       ------------
                                                                                                                          1,432,659
                  -----------------------------------------------------------------------------------------------------------------
                  Multi-Utilities - 0.4%                              5,476  RWE AG                                         767,793
                  -----------------------------------------------------------------------------------------------------------------
                  Multiline Retail - 0.2%                            21,462  KarstadtQuelle AG (c)                          513,113
                  -----------------------------------------------------------------------------------------------------------------
                  Personal Products - 0.4%                           11,634  Beiersdorf AG                                  901,537
                  -----------------------------------------------------------------------------------------------------------------
                  Pharmaceuticals - 0.1%                              1,513  Merck KGaA                                     195,673
                  -----------------------------------------------------------------------------------------------------------------
                  Real Estate Management & Development - 0.0%         1,257  IVG Immobilien AG                               42,966
                  -----------------------------------------------------------------------------------------------------------------
                  Software - 0.2%                                     8,945  SAP AG                                         460,429
                  -----------------------------------------------------------------------------------------------------------------
                  Textiles, Apparel & Luxury Goods - 0.0%                 1  Adidas-Salomon AG                                   74
                  -----------------------------------------------------------------------------------------------------------------
                  Wireless Telecommunication Services - 0.0%          3,250  Freenet AG                                      76,586
                  -----------------------------------------------------------------------------------------------------------------
                                                                             Total Common Stocks in Germany              15,319,751
-----------------------------------------------------------------------------------------------------------------------------------
Greece - 0.8%     Beverages - 0.1%                                    2,239  Coca-Cola Hellenic Bottling Co. SA              96,628
                  -----------------------------------------------------------------------------------------------------------------
                  Commercial Banks - 0.6%                             1,671  Alpha Bank AE                                   60,511
                                                                      4,400  EFG Eurobank Ergasias SA                       154,410

See Notes to Financial Statements.

Master Enhanced International Series
Schedule of Investments as of December 31, 2007                (in U.S. dollars)
--------------------------------------------------------------------------------

                                                                     Shares
                  Industry                                             Held  Common Stocks                                 Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                                      5,705  National Bank of Greece SA                $    391,221
                                                                     16,675  Piraeus Bank SA                                648,602
                                                                                                                       ------------
                                                                                                                          1,254,744
                  -----------------------------------------------------------------------------------------------------------------
                  Construction & Engineering - 0.0%                      18  Hellenic Technodomiki Tev SA                       257
                  -----------------------------------------------------------------------------------------------------------------
                  Diversified Financial Services - 0.0%                 428  Hellenic Exchanges SA                           15,011
                  -----------------------------------------------------------------------------------------------------------------
                  Diversified Telecommunication Services - 0.0%          16  Hellenic Telecommunications Organization           585
                  -----------------------------------------------------------------------------------------------------------------
                  Hotels, Restaurants & Leisure - 0.1%                3,143  OPAP SA                                        125,660
                  -----------------------------------------------------------------------------------------------------------------
                  Metals & Mining - 0.0%                                 15  Viohalco, Hellenic Copper and Aluminum             217
                  -----------------------------------------------------------------------------------------------------------------
                  Oil, Gas & Consumable Fuels - 0.0%                  1,450  Hellenic Petroleum SA                           23,779
                  -----------------------------------------------------------------------------------------------------------------
                                                                             Total Common Stocks in Greece                1,516,881
-----------------------------------------------------------------------------------------------------------------------------------
Ireland - 0.8%    Airlines - 0.0%                                       139  Ryanair Holdings Plc (c)                           954
                  -----------------------------------------------------------------------------------------------------------------
                  Building Products - 0.0%                               46  Kingspan Group Plc                                 692
                  -----------------------------------------------------------------------------------------------------------------
                  Commercial Banks - 0.2%                            17,010  Allied Irish Banks Plc                         390,075
                                                                      6,214  Bank of Ireland                                 92,595
                                                                                                                       ------------
                                                                                                                            482,670
                  -----------------------------------------------------------------------------------------------------------------
                  Construction Materials - 0.1%                       4,006  CRH Plc                                        139,126
                  -----------------------------------------------------------------------------------------------------------------
                  Food Products - 0.4%                               70,732  Greencore Group Plc                            465,179
                                                                          2  Iaws Group Plc                                      44
                                                                     13,873  Kerry Group Plc                                442,997
                                                                                                                       ------------
                                                                                                                            908,220
                  -----------------------------------------------------------------------------------------------------------------
                  Hotels, Restaurants & Leisure - 0.0%                  319  Paddy Power Plc                                 10,423
                  -----------------------------------------------------------------------------------------------------------------
                  Insurance - 0.1%                                    8,830  Irish Life & Permanent Plc                     151,064
                  -----------------------------------------------------------------------------------------------------------------
                                                                             Total Common Stocks in Ireland               1,693,149
-----------------------------------------------------------------------------------------------------------------------------------
Italy - 3.5%      Aerospace & Defense - 0.0%                          1,328  Finmeccanica SpA                                42,608
                  -----------------------------------------------------------------------------------------------------------------
                  Automobiles - 0.1%                                  7,716  Fiat SpA                                       198,516
                                                                      3,700  Fiat SpA (RNC)                                  78,895
                                                                                                                       ------------
                                                                                                                            277,411
                  -----------------------------------------------------------------------------------------------------------------
                  Capital Markets - 0.1%                              6,904  Mediobanca SpA                                 141,886
                  -----------------------------------------------------------------------------------------------------------------
                  Commercial Banks - 1.5%                            92,923  Banca Intesa SpA                               731,264
                                                                    157,613  Banca Intesa SpA (RNC)                       1,149,082
                                                                    117,169  UniCredito Italiano SpA                        963,593
                                                                      8,545  Unione Di Banche Italiane SPCA                 234,805
                                                                                                                       ------------
                                                                                                                          3,078,744
                  -----------------------------------------------------------------------------------------------------------------
                  Diversified Telecommunication Services - 0.2%      61,259  Telecom Italia SpA                             189,922
                                                                     40,701  Telecom Italia SpA (RNC)                        96,511
                                                                                                                       ------------
                                                                                                                            286,433
                  -----------------------------------------------------------------------------------------------------------------
                  Electric Utilities - 0.4%                          64,615  Enel SpA                                       768,343
                                                                     16,889  Terna SpA                                       68,036
                                                                                                                       ------------
                                                                                                                            836,379
                  -----------------------------------------------------------------------------------------------------------------
                  Food Products - 0.0%                                    1  Parmalat SpA                                         4
                  -----------------------------------------------------------------------------------------------------------------
                  Gas Utilities - 0.0%                               12,390  Snam Rete Gas SpA                               79,121
                  -----------------------------------------------------------------------------------------------------------------
                  Hotels, Restaurants & Leisure - 0.0%                4,158  Autogrill SpA                                   70,722
                  -----------------------------------------------------------------------------------------------------------------
                  Insurance - 0.4%                                    6,011  Alleanza Assicurazioni SpA                      78,080
                                                                     13,441  Assicurazioni Generali SpA                     608,422
                                                                        969  Fondiaria-Sai SpA                               39,750
                                                                     13,801  Mediolanum SpA                                 110,386
                                                                     12,662  Unipol SpA (Preference Shares)                  40,040
                                                                                                                       ------------
                                                                                                                            876,678

--------------------------------------------------------------------------------

See Notes to Financial Statements.

Master Enhanced International Series
Schedule of Investments as of December 31, 2007                (in U.S. dollars)
--------------------------------------------------------------------------------

                                                                     Shares
                  Industry                                             Held  Common Stocks                                 Value
------------------------------------------------------------------------------------------------------------------------------------
                  Oil, Gas & Consumable Fuels - 0.7%                 37,249  Eni SpA                                   $  1,359,454
                  -----------------------------------------------------------------------------------------------------------------
                  Transportation Infrastructure - 0.1%                3,461  Autostrade SpA                                 131,471
                  -----------------------------------------------------------------------------------------------------------------
                                                                             Total Common Stocks in Italy                 7,180,911
-----------------------------------------------------------------------------------------------------------------------------------
Luxembourg -      Personal Products - 0.0%                              500  Oriflame Cosmetics SA                           31,828
0.0%
                  -----------------------------------------------------------------------------------------------------------------
                                                                             Total Common Stocks in Luxembourg               31,828
-----------------------------------------------------------------------------------------------------------------------------------
Netherlands -     Air Freight & Logistics - 0.5%                     25,421  TNT NV                                       1,054,713
3.0%
                  -----------------------------------------------------------------------------------------------------------------
                  Beverages - 0.1%                                    3,308  Heineken NV                                    213,640
                  -----------------------------------------------------------------------------------------------------------------
                  Chemicals - 0.5%                                   13,097  Akzo Nobel NV                                1,054,337
                  -----------------------------------------------------------------------------------------------------------------
                  Diversified Financial Services - 0.4%              20,430  ING Groep NV CVA                               796,064
                  -----------------------------------------------------------------------------------------------------------------
                  Diversified Telecommunication Services - 0.2%      19,987  Koninklijke KPN NV                             364,136
                  -----------------------------------------------------------------------------------------------------------------
                  Energy Equipment & Services - 0.1%                    780  Fugro NV                                        60,242
                                                                      5,209  SBM Offshore NV                                164,229
                                                                                                                       ------------
                                                                                                                            224,471
                  -----------------------------------------------------------------------------------------------------------------
                  Food & Staples Retailing - 0.0%                        35  Koninklijke Ahold NV (c)                           485
                  -----------------------------------------------------------------------------------------------------------------
                  Food Products - 0.4%                               20,535  Unilever NV                                    754,472
                  -----------------------------------------------------------------------------------------------------------------
                  Household Durables - 0.2%                           9,900  Tele Atlas NV (c)                              408,802
                  -----------------------------------------------------------------------------------------------------------------
                  Industrial Conglomerates - 0.2%                    11,832  Koninklijke Philips Electronics NV             507,004
                  -----------------------------------------------------------------------------------------------------------------
                  Insurance - 0.1%                                   12,531  Aegon NV                                       221,026
                  -----------------------------------------------------------------------------------------------------------------
                  Media - 0.1%                                        9,556  Reed Elsevier NV (c)                           189,642
                  -----------------------------------------------------------------------------------------------------------------
                  Real Estate Investment                                268  Wereldhave NV                                   29,226
                  Trusts (REITs) - 0.0%
                  -----------------------------------------------------------------------------------------------------------------
                  Semiconductors & Semiconductor Equipment - 0.1%     5,799  ASML Holding NV (c)                            183,097
                  -----------------------------------------------------------------------------------------------------------------
                  Trading Companies & Distributors - 0.1%            19,501  Hagemeyer NV                                   133,388
                  -----------------------------------------------------------------------------------------------------------------
                                                                             Total Common Stocks in the Netherlands       6,134,503
-----------------------------------------------------------------------------------------------------------------------------------
Norway - 1.0%     Chemicals - 0.1%                                    2,425  Yara International ASA                         111,518
                  -----------------------------------------------------------------------------------------------------------------
                  Commercial Banks - 0.1%                            10,287  DnB NOR ASA                                    156,486
                  -----------------------------------------------------------------------------------------------------------------
                  Communications Equipment - 0.2%                    17,500  Tandberg ASA                                   361,332
                  -----------------------------------------------------------------------------------------------------------------
                  Diversified Telecommunication Services - 0.1%      11,867  Telenor ASA (c)                                281,592
                  -----------------------------------------------------------------------------------------------------------------
                  Electrical Equipment - 0.0%                           884  Renewable Energy Corp. AS (c)                   44,340
                  -----------------------------------------------------------------------------------------------------------------
                  Energy Equipment & Services - 0.2%                     72  Acergy SA                                        1,584
                                                                     14,626  Aker Kvaerner ASA                              386,017
                                                                          1  Ocean RIG ASA (c)                                    7
                                                                      2,192  Petroleum Geo-Services ASA (c)                  63,123
                                                                          2  TGS Nopec Geophysical Co. ASA (c)                   27
                                                                                                                       ------------
                                                                                                                            450,758
                  -----------------------------------------------------------------------------------------------------------------
                  Food Products - 0.0%                                  568  Marine Harvest (c)                                 362
                  -----------------------------------------------------------------------------------------------------------------
                  Industrial Conglomerates - 0.1%                    11,472  Orkla ASA                                      219,653
                  -----------------------------------------------------------------------------------------------------------------
                  Insurance - 0.0%                                    5,454  Storebrand ASA                                  56,582
                  -----------------------------------------------------------------------------------------------------------------
                  Marine - 0.0%                                           1  Stolt-Nielsen SA                                    30
                  -----------------------------------------------------------------------------------------------------------------
                  Media - 0.0%                                           50  Schibsted ASA                                    2,158
                  -----------------------------------------------------------------------------------------------------------------
                  Metals & Mining - 0.0%                                852  Norsk Hydro ASA                                 12,131
                  -----------------------------------------------------------------------------------------------------------------
                  Oil, Gas & Consumable Fuels - 0.2%                    550  Frontline Ltd.                                  26,247

See Notes to Financial Statements.

Master Enhanced International Series
Schedule of Investments as of December 31, 2007                (in U.S. dollars)
--------------------------------------------------------------------------------

                                                                     Shares
                  Industry                                             Held  Common Stocks                                Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                                     13,837  Statoilhydro ASA                          $    426,882
                                                                                                                       ------------
                                                                                                                            453,129
                  -----------------------------------------------------------------------------------------------------------------
                                                                             Total Common Stocks in Norway                2,150,071
-----------------------------------------------------------------------------------------------------------------------------------
Portugal - 0.5%   Commercial Banks - 0.2%                            18,985  Banco Espirito Santo SA Registered
                                                                               Shares                                       415,638
                  -----------------------------------------------------------------------------------------------------------------
                  Diversified Telecommunication Services - 0.2%      26,635  Portugal Telecom SGPS SA Registered            349,348
                  -----------------------------------------------------------------------------------------------------------------
                  Electric Utilities - 0.1%                          28,908  Energias de Portugal SA                        189,446
                  -----------------------------------------------------------------------------------------------------------------
                  Paper & Forest Products - 0.0%                        966  Sonae Industria SGPS SA (c)                      9,306
                  -----------------------------------------------------------------------------------------------------------------
                                                                             Total Common Stocks in Portugal                963,738
-----------------------------------------------------------------------------------------------------------------------------------
Spain - 4.1%      Airlines - 0.0%                                     6,704  Iberia Lineas Aereas de Espana                  29,104
                  -----------------------------------------------------------------------------------------------------------------
                  Commercial Banks - 2.0%                            50,619  Banco Bilbao Vizcaya Argentaria SA           1,232,278
                                                                      4,471  Banco Popular Espanol SA                        76,203
                                                                    127,835  Banco Santander SA                           2,760,980
                                                                                                                       ------------
                                                                                                                          4,069,461
                  -----------------------------------------------------------------------------------------------------------------
                  Construction & Engineering - 0.1%                   2,980  ACS Actividades de Construccion y              176,483
                                                                         52  Grupo Ferrovial SA                               3,636
                                                                          8  Sacyr Vallehermoso SA                              308
                                                                                                                       ------------
                                                                                                                            180,427
                  -----------------------------------------------------------------------------------------------------------------
                  Diversified Financial Services - 0.1%               3,500  Bolsas y Mercados Espanoles                    237,836
                  -----------------------------------------------------------------------------------------------------------------
                  Diversified Telecommunication Services - 0.3%      17,182  Telefonica SA                                  556,978
                  -----------------------------------------------------------------------------------------------------------------
                  Electric Utilities - 0.8%                          18,200  Iberdrola Renovables (c)                       150,343
                                                                    103,938  Iberdrola SA                                 1,575,727
                                                                                                                       ------------
                                                                                                                          1,726,070
                  -----------------------------------------------------------------------------------------------------------------
                  Electrical Equipment - 0.1%                         2,400  Gamesa Corp. Tecnologica SA                    111,049
                  -----------------------------------------------------------------------------------------------------------------
                  Gas Utilities - 0.0%                                1,575  Gas Natural SDG SA                              91,939
                  -----------------------------------------------------------------------------------------------------------------
                  IT Services - 0.0%                                  1,613  Indra Sistemas SA                               43,744
                  -----------------------------------------------------------------------------------------------------------------
                  Insurance - 0.3%                                  122,841  Corp. Mapfre SA                                538,954
                  -----------------------------------------------------------------------------------------------------------------
                  Machinery - 0.0%                                        1  Zardoya Otis SA                                     28
                  -----------------------------------------------------------------------------------------------------------------
                  Media - 0.0%                                        1,318  Gestevision Telecinco SA                        33,504
                                                                         46  Sogecable SA (c)                                 1,837
                                                                      1,120  Vertice Trescientos Sesenta Grados (c)           3,504
                                                                                                                       ------------
                                                                                                                             38,845
                  -----------------------------------------------------------------------------------------------------------------
                  Oil, Gas & Consumable Fuels - 0.1%                  6,828  Repsol YPF SA                                  243,577
                  -----------------------------------------------------------------------------------------------------------------
                  Tobacco - 0.3%                                      9,343  Altadis SA                                     677,921
                  -----------------------------------------------------------------------------------------------------------------
                                                                             Total Common Stocks in Spain                 8,545,933
-----------------------------------------------------------------------------------------------------------------------------------
Sweden - 1.8%     Airlines - 0.0%                                       800  SAS AB (c)                                      10,217
                  -----------------------------------------------------------------------------------------------------------------
                  Building Products - 0.0%                               14  Assa Abloy AB Series B                             281
                  -----------------------------------------------------------------------------------------------------------------
                  Commercial Banks - 0.3%                            18,500  Nordea Bank AB                                 310,040
                                                                      2,515  Skandinaviska Enskilda Banken AB
                                                                               Class A                                       64,203
                                                                      2,000  Svenska Handelsbanken Class A                   63,933
                                                                                                                       ------------
                                                                                                                            438,176
                  -----------------------------------------------------------------------------------------------------------------
                  Commercial Services & Supplies - 0.0%                  48  Securitas AB                                       668
                  -----------------------------------------------------------------------------------------------------------------
                  Communications Equipment - 0.2%                   206,112  Telefonaktiebolaget LM Ericsson                482,421
                  -----------------------------------------------------------------------------------------------------------------
                  Construction & Engineering - 0.0%                   4,884  Skanska AB Class B                              91,404
                  -----------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

Master Enhanced International Series
Schedule of Investments as of December 31, 2007                (in U.S. dollars)
--------------------------------------------------------------------------------

                                                                     Shares
                  Industry                                             Held  Common Stocks                                 Value
-----------------------------------------------------------------------------------------------------------------------------------
                  Diversified Consumer Services - 0.0%               10,848  Securitas Direct AB (c)                   $     43,718
                  -----------------------------------------------------------------------------------------------------------------
                  Diversified Telecommunication Services - 0.1%      13,505  TeliaSonera AB                                 126,171
                  -----------------------------------------------------------------------------------------------------------------
                  Food & Staples Retailing - 0.0%                        19  Axfood AB                                          762
                  -----------------------------------------------------------------------------------------------------------------
                  Health Care Equipment &                             2,469  Getinge AB Class B                              66,008
                  Supplies - 0.0%
                  -----------------------------------------------------------------------------------------------------------------
                  Household Durables - 0.0%                           3,420  Electrolux AB                                   56,725
                  -----------------------------------------------------------------------------------------------------------------
                  Machinery - 0.6%                                    1,200  Alfa Laval AB                                   67,379
                                                                     38,472  Atlas Copco AB A Shares                        571,821
                                                                      5,120  Atlas Copco AB B Shares                         69,781
                                                                     12,041  Sandvik AB                                     206,494
                                                                      4,427  Scania AB                                      105,070
                                                                      6,375  Volvo AB A Shares                              106,051
                                                                      5,523  Volvo AB B Shares                               92,412
                                                                                                                       ------------
                                                                                                                          1,219,008
                  -----------------------------------------------------------------------------------------------------------------
                  Media - 0.0%                                            4  Modern Times Group AB                              277
                  -----------------------------------------------------------------------------------------------------------------
                  Metals & Mining - 0.3%                             33,324  Boliden AB                                     414,482
                                                                      2,443  SSAB Svenskt Stal AB Series A                   65,930
                                                                      1,073  SSAB Svenskt Stal AB Series B                   26,154
                                                                                                                       ------------
                                                                                                                            506,566
                  -----------------------------------------------------------------------------------------------------------------
                  Real Estate Management & Development - 0.0%         2,160  Castellum AB                                    22,350
                                                                      2,036  Fabege AB                                       20,705
                                                                      1,645  Kungsleden AB                                   18,227
                                                                        421  Wihlborgs Fastigheter AB                         7,483
                                                                                                                       ------------
                                                                                                                             68,765
                  -----------------------------------------------------------------------------------------------------------------
                  Specialty Retail - 0.3%                            10,675  Hennes & Mauritz AB B Shares                   644,830
                  -----------------------------------------------------------------------------------------------------------------
                  Tobacco - 0.0%                                         69  Swedish Match AB                                 1,643
                  -----------------------------------------------------------------------------------------------------------------
                                                                             Total Common Stocks in Sweden                3,757,640
-----------------------------------------------------------------------------------------------------------------------------------
Switzerland -     Auto Components - 0.4%                              1,812  Rieter Holding AG                              799,728
6.2%              -----------------------------------------------------------------------------------------------------------------
                  Building Products - 0.1%                            1,361  Geberit AG                                     185,391
                  -----------------------------------------------------------------------------------------------------------------
                  Capital Markets - 0.6%                             19,752  Credit Suisse Group                          1,188,983
                                                                         27  UBS AG                                           1,245
                                                                                                                       ------------
                                                                                                                          1,190,228
                  -----------------------------------------------------------------------------------------------------------------
                  Chemicals - 0.1%                                        3  Ciba Specialty Chemicals AG Registered             139
                                                                        917  Syngenta AG                                    232,698
                                                                                                                       ------------
                                                                                                                            232,837
                  -----------------------------------------------------------------------------------------------------------------
                  Commercial Services & Supplies - 0.0%                  66  SGS SA                                          78,684
                  -----------------------------------------------------------------------------------------------------------------
                  Computers & Peripherals - 0.0%                          1  Logitech International SA (c)                       36
                  -----------------------------------------------------------------------------------------------------------------
                  Construction Materials - 0.1%                       1,703  Holcim Ltd.                                    181,541
                  -----------------------------------------------------------------------------------------------------------------
                  Electrical Equipment - 0.4%                        27,494  ABB Ltd.                                       792,701
                  -----------------------------------------------------------------------------------------------------------------
                  Food Products - 1.2%                                5,226  Nestle SA Registered Shares                  2,399,728
                  -----------------------------------------------------------------------------------------------------------------
                  Health Care Equipment & Supplies - 0.1%               817  Nobel Biocare Holding AG                       217,584
                                                                        654  Sonova Holding AG                               73,427
                                                                        109  Straumann Holding AG Registered Shares          29,922
                                                                          7  Synthes, Inc.                                      870
                                                                                                                       ------------
                                                                                                                            321,803
                  -----------------------------------------------------------------------------------------------------------------
                  Insurance - 0.9%                                      450  Swiss Life Holding (c)                         112,294

See Notes to Financial Statements.

Master Enhanced International Series
Schedule of Investments as of December 31, 2007                (in U.S. dollars)
--------------------------------------------------------------------------------

                                                                     Shares
                  Industry                                             Held  Common Stocks                                Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                                     17,871  Swiss Reinsurance Co. Registered Shares   $  1,264,272
                                                                      1,591  Zurich Financial Services AG                   466,937
                                                                                                                       ------------
                                                                                                                          1,843,503
                  -----------------------------------------------------------------------------------------------------------------
                  Life Sciences Tools &                               9,190  Lonza Group AG Registered Shares             1,111,448
                  Services - 0.6%
                  -----------------------------------------------------------------------------------------------------------------
                  Machinery - 0.0%                                       16  Schindler Holding AG                             1,027
                                                                         41  Sulzer AG                                       60,293
                                                                                                                       ------------
                                                                                                                             61,320
                  -----------------------------------------------------------------------------------------------------------------
                  Marine - 0.0%                                         762  Kuehne & Nagel International AG                 73,168
                  -----------------------------------------------------------------------------------------------------------------
                  Pharmaceuticals - 1.0%                              8,164  Novartis AG Registered Shares                  446,467
                                                                      9,445  Roche Holding AG                             1,632,717
                                                                                                                       ------------
                                                                                                                          2,079,184
                  -----------------------------------------------------------------------------------------------------------------
                  Textiles, Apparel & Luxury                          7,351  Compagnie Financiere Richemont AG              502,227
                  Goods - 0.7%                                        2,547  The Swatch Group Ltd. Bearer Shares            765,694
                                                                      2,127  The Swatch Group Ltd. Registered Shares        125,353
                                                                                                                       ------------
                                                                                                                          1,393,274
                  -----------------------------------------------------------------------------------------------------------------
                                                                             Total Common Stocks in Switzerland          12,744,574
-----------------------------------------------------------------------------------------------------------------------------------
United Kingdom -  Aerospace & Defense - 0.4%                         47,016  BAE Systems Plc                                466,582
20.4%                                                                15,313  Cobham Plc                                      63,727
                                                                     22,950  Rolls-Royce Group Plc (c)                      249,100
                                                                                                                       ------------
                                                                                                                            779,409
                  -----------------------------------------------------------------------------------------------------------------
                  Airlines - 0.0%                                     6,709  British Airways Plc (c)                         41,010
                  -----------------------------------------------------------------------------------------------------------------
                  Auto Components - 0.0%                             10,009  GKN Plc                                         55,942
                  -----------------------------------------------------------------------------------------------------------------
                  Beverages - 0.2%                                   12,085  SABMiller Plc                                  339,174
                                                                     10,112  Scottish & Newcastle Plc                       148,316
                                                                                                                       ------------
                                                                                                                            487,490
                  -----------------------------------------------------------------------------------------------------------------
                  Capital Markets - 0.8%                                907  Close Brothers Group Plc                        17,212
                                                                     82,055  ICAP Plc                                     1,182,464
                                                                     11,053  Man Group Plc                                  125,471
                                                                     10,280  Schroders Plc                                  263,761
                                                                      1,234  Tullett Prebon Plc                              11,398
                                                                                                                       ------------
                                                                                                                          1,600,306
                  -----------------------------------------------------------------------------------------------------------------
                  Chemicals - 0.4%                                   39,833  Imperial Chemical Industries Plc               531,255
                                                                      6,583  Johnson Matthey Plc                            245,725
                                                                                                                       ------------
                                                                                                                            776,980
                  -----------------------------------------------------------------------------------------------------------------
                  Commercial Banks - 2.7%                            88,535  Barclays Plc                                   894,143
                                                                     54,605  HBOS Plc                                       794,014
                                                                    189,237  HSBC Holdings Plc                            3,187,608
                                                                     63,416  Lloyds TSB Group Plc                           597,170
                                                                          1  Royal Bank of Scotland Group Plc                     9
                                                                      4,899  Standard Chartered Plc                         178,797
                                                                                                                       ------------
                                                                                                                          5,651,741
                  -----------------------------------------------------------------------------------------------------------------
                  Commercial Services & Supplies - 0.2%               2,391  Biffa Plc                                       15,555
                                                                      8,183  Capita Group Plc                               113,444
                                                                      1,782  Davis Service Group Plc                         18,110
                                                                      8,329  Experian Group Ltd.                             65,786
                                                                      1,544  Group 4 Securicor Plc                            7,547
                                                                          1  Hays Plc                                             2

See Notes to Financial Statements.

Master Enhanced International Series
Schedule of Investments as of December 31, 2007                (in U.S. dollars)
--------------------------------------------------------------------------------

                                                                     Shares
                     Industry                                          Held  Common Stocks                                 Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                                      1,076  Intertek Group Plc                        $     21,242
                                                                      6,801  Serco Group Plc                                 62,600
                                                                                                                       ------------
                                                                                                                            304,286
                     --------------------------------------------------------------------------------------------------------------
                     Construction & Engineering - 0.0%                4,064  Amec Plc                                        67,944
                     --------------------------------------------------------------------------------------------------------------
                     Diversified Financial Services - 0.0%            2,150  London Stock Exchange Group Plc                 84,482
                     Diversified Telecommunication Services - 0.2%   88,595  BT Group Plc                                   478,595
                                                                      4,329  Cable & Wireless Plc                            15,973
                                                                                                                       ------------
                                                                                                                            494,568
                     --------------------------------------------------------------------------------------------------------------
                     Electric Utilities - 0.3%                       13,889  British Energy Group Plc                       152,090
                                                                     11,664  Scottish & Southern Energy Plc                 380,335
                                                                                                                       ------------
                                                                                                                            532,425
                     --------------------------------------------------------------------------------------------------------------
                     Electronic Equipment & Instruments - 0.0%            1  Electrocomponents Plc                                4
                                                                          1  Premier Farnell Plc                                  3
                                                                                                                       ------------
                                                                                                                                  7
                     --------------------------------------------------------------------------------------------------------------
                     Food & Staples Retailing - 0.6%                 21,506  J Sainsbury Plc                                181,205
                                                                    105,714  Tesco Plc                                    1,005,609
                                                                                                                       ------------
                                                                                                                          1,186,814
                     --------------------------------------------------------------------------------------------------------------
                     Food Products - 0.8%                            26,563  Cadbury Schweppes Plc                          324,783
                                                                     35,763  Unilever Plc                                 1,341,286
                                                                                                                       ------------
                                                                                                                          1,666,069
                     --------------------------------------------------------------------------------------------------------------
                     Health Care Equipment & Supplies - 0.1%          1,999  SSL International Plc                           21,206
                                                                     12,630  Smith & Nephew Plc                             144,904
                                                                                                                       ------------
                                                                                                                            166,110
                     --------------------------------------------------------------------------------------------------------------
                     Hotels, Restaurants & Leisure - 0.6%             2,312  Carnival Plc                                   101,667
                                                                     26,160  Compass Group Plc                              159,627
                                                                      6,696  Enterprise Inns Plc                             64,921
                                                                      4,085  Intercontinental Hotels Group Plc               71,187
                                                                      8,949  Ladbrokes Plc                                   57,122
                                                                    398,801  Rank Group Plc                                 722,545
                                                                      7,943  TUI Travel Plc (c)                              46,446
                                                                      2,522  Whitbread Plc                                   69,355
                                                                                                                       ------------
                                                                                                                          1,292,870
                     --------------------------------------------------------------------------------------------------------------
                     Household Durables - 0.0%                        1,137  Berkeley Group Holdings Plc (c)                 30,572
                                                                      1,469  Bovis Homes Group Plc                           17,885
                                                                                                                       ------------
                                                                                                                             48,457
                     --------------------------------------------------------------------------------------------------------------
                     Independent Power Producers & Energy            18,998  International Power Plc                        171,254
                     Traders - 0.1%
                     --------------------------------------------------------------------------------------------------------------
                     Industrial Conglomerates - 0.5%                  2,604  Cookson Group Plc                               36,114
                                                                     53,779  Smiths Group Plc                             1,078,951
                                                                                                                       ------------
                                                                                                                          1,115,065
                     --------------------------------------------------------------------------------------------------------------
                     Insurance - 0.4%                                     1  Friends Provident Plc                                3
                                                                          1  Legal & General Group Plc                            3
                                                                     65,950  Old Mutual Plc                                 219,729
                                                                     24,113  Prudential Plc                                 339,531
                                                                      8,605  Resolution Plc                                 121,802
                                                                          1  Royal & Sun Alliance Insurance Group                 3
                                                                     28,478  Standard Life Plc                              142,642
                                                                                                                       ------------
                                                                                                                            823,713
                     --------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

Master Enhanced International Series
Schedule of Investments as of December 31, 2007                (in U.S. dollars)
--------------------------------------------------------------------------------

                                                                     Shares
                     Industry                                          Held  Common Stocks                                 Value
-----------------------------------------------------------------------------------------------------------------------------------
                     Internet & Catalog Retail - 0.0%                 8,760  Home Retail Group                         $     56,932
                     --------------------------------------------------------------------------------------------------------------
                     Life Sciences Tools & Services - 0.0%                6  Lighthouse Caledonia ASA (c)                         5
                     --------------------------------------------------------------------------------------------------------------
                     Machinery - 0.0%                                 2,243  Charter Plc (c)                                 35,333
                                                                     10,762  Invensys Plc (c)                                48,304
                                                                                                                       ------------
                                                                                                                             83,637
                     --------------------------------------------------------------------------------------------------------------
                     Media - 0.7%                                     2,914  Emap Plc                                        53,195
                                                                          1  ITV Plc                                              2
                                                                      2,344  Pearson Plc                                     33,946
                                                                     86,479  Reed Elsevier Plc                            1,161,467
                                                                      6,658  Reuters Group Plc                               84,181
                                                                     14,815  WPP Group Plc                                  189,797
                                                                                                                       ------------
                                                                                                                          1,522,588
                     --------------------------------------------------------------------------------------------------------------
                     Metals & Mining - 2.7%                          35,055  Anglo American Plc                           2,127,888
                                                                     31,503  BHP Billiton Plc                               960,633
                                                                     22,617  Rio Tinto Plc Registered Shares              2,380,269
                                                                                                                       ------------
                                                                                                                          5,468,790
                     --------------------------------------------------------------------------------------------------------------
                     Multi-Utilities - 0.2%                          50,122  Centrica Plc                                   357,025
                     --------------------------------------------------------------------------------------------------------------
                     Multiline Retail - 0.1%                          2,882  Next Plc                                        92,832
                     --------------------------------------------------------------------------------------------------------------
                     Oil, Gas & Consumable Fuels - 4.0%              45,944  BG Group Plc                                 1,054,119
                                                                    252,448  BP Plc                                       3,084,978
                                                                    100,101  Royal Dutch Shell Plc Class B                4,172,782
                                                                                                                       ------------
                                                                                                                          8,311,879
                     --------------------------------------------------------------------------------------------------------------
                     Paper & Forest Products - 0.0%                   5,279  Mondi Plc                                       44,175
                     --------------------------------------------------------------------------------------------------------------
                     Pharmaceuticals - 1.7%                          39,108  AstraZeneca Plc                              1,683,321
                                                                     72,177  GlaxoSmithKline Plc                          1,833,049
                                                                                                                       ------------
                                                                                                                          3,516,370
                     --------------------------------------------------------------------------------------------------------------
                     Real Estate Investment                           3,071  Brixton Plc                                     17,841
                     Trusts (REITs) - 0.2%                            9,512  Land Securities Group Plc                      285,051
                                                                      4,987  Segro Plc                                       46,396
                                                                                                                       ------------
                                                                                                                            349,288
                     --------------------------------------------------------------------------------------------------------------
                     Road & Rail - 0.1%                               1,357  Arriva Plc                                      21,128
                                                                      5,583  Firstgroup Plc                                  90,120
                                                                      1,664  National Express Group Plc                      40,928
                                                                          1  Stagecoach Group Plc                                 6
                                                                                                                       ------------
                                                                                                                            152,182
                     --------------------------------------------------------------------------------------------------------------
                     Semiconductors & Semiconductor                  15,612  ARM Holdings Plc                                38,503
                     Equipment - 0.0%
                     --------------------------------------------------------------------------------------------------------------
                     Software - 0.0%                                  3,441  Misys Plc                                       12,520
                     --------------------------------------------------------------------------------------------------------------
                     Specialty Retail - 0.0%                              1  DSG International Plc                                2
                                                                      8,552  Galiform Plc (c)                                15,147
                                                                          1  Kingfisher Plc                                       3
                                                                                                                       ------------
                                                                                                                             15,152
                     --------------------------------------------------------------------------------------------------------------
                     Textiles, Apparel & Luxury                       5,378  Burberry Group Plc                              60,785
                     Goods - 0.0%
                     --------------------------------------------------------------------------------------------------------------
                     Tobacco - 0.6%                                  17,255  British American Tobacco Plc                   674,552
                                                                      9,194  Imperial Tobacco Group Plc                     497,275
                                                                                                                       ------------
                                                                                                                          1,171,827
                     --------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

Master Enhanced International Series
Schedule of Investments as of December 31, 2007                (in U.S. dollars)
--------------------------------------------------------------------------------

                                                                     Shares
                     Industry                                          Held  Common Stocks                                 Value
-----------------------------------------------------------------------------------------------------------------------------------
                     Water Utilities - 0.0%                           3,175  Severn Trent Plc                          $     96,561
                     --------------------------------------------------------------------------------------------------------------
                     Wireless Telecommunication                     972,887  Vodafone Group Plc                           3,652,141
                     Services - 1.8%
                     --------------------------------------------------------------------------------------------------------------
                                                                             Total Common Stocks in the
                                                                             United Kingdom                              42,350,134
-----------------------------------------------------------------------------------------------------------------------------------
                                                                             Total Common Stocks in
                                                                             Europe - 63.6%                             131,906,529
-----------------------------------------------------------------------------------------------------------------------------------
Latin America
-----------------------------------------------------------------------------------------------------------------------------------
Cayman Islands -     Wireless Telecommunication                      19,000  Hutchison Telecommunications                    28,640
0.0%                 Services - 0.0%
                     --------------------------------------------------------------------------------------------------------------
                     Communications Equipment - 0.0%                    959  Foxconn International Holdings Ltd. (c)          2,133
                     --------------------------------------------------------------------------------------------------------------
                     Real Estate Management &                           186  Shui On Land Ltd.                                  215
                     Development - 0.0%
                     --------------------------------------------------------------------------------------------------------------
                                                                             Total Common Stocks in Latin
                                                                             America - 0.0%                                  30,988
-----------------------------------------------------------------------------------------------------------------------------------
North America
-----------------------------------------------------------------------------------------------------------------------------------
Bermuda - 0.0%       Energy Equipment & Services - 0.0%                   1  SeaDrill Ltd. (c)                                   24
                     --------------------------------------------------------------------------------------------------------------
                                                                             Total Common Stocks in
                                                                             North America - 0.0%                                24
-----------------------------------------------------------------------------------------------------------------------------------
Pacific Basin/Asia
-----------------------------------------------------------------------------------------------------------------------------------
Australia - 5.1%     Air Freight & Logistics - 0.0%                   6,605  Toll Holdings Ltd.                              65,945
                     --------------------------------------------------------------------------------------------------------------
                     Airlines - 0.0%                                 11,059  Qantas Airways Ltd.                             52,545
                     --------------------------------------------------------------------------------------------------------------
                     Beverages - 0.1%                                47,195  Foster's Group Ltd.                            269,977
                                                                      3,577  Lion Nathan Ltd.                                30,035
                                                                                                                       ------------
                                                                                                                            300,012
                     --------------------------------------------------------------------------------------------------------------
                     Biotechnology - 0.1%                             3,712  CSL Ltd.                                       117,596
                     --------------------------------------------------------------------------------------------------------------
                     Capital Markets - 0.2%                           4,821  Macquarie Group Ltd.                           322,560
                                                                      3,094  Tower Australia Group Ltd.                       7,541
                                                                                                                       ------------
                                                                                                                            330,101
                     --------------------------------------------------------------------------------------------------------------
                     Chemicals - 0.2%                                11,100  Nufarm Ltd.                                    137,406
                                                                      8,861  Orica Ltd.                                     245,153
                                                                                                                       ------------
                                                                                                                            382,559
                     --------------------------------------------------------------------------------------------------------------
                     Commercial Banks - 0.7%                            227  Australia & New Zealand Banking Group            5,432
                                                                     16,017  Commonwealth Bank of Australia Ltd.            825,817
                                                                     26,687  Westpac Banking Corp.                          648,947
                                                                                                                       ------------
                                                                                                                          1,480,196
                     --------------------------------------------------------------------------------------------------------------
                     Commercial Services &                           86,890  Brambles Ltd.                                  872,464
                     Supplies - 0.4%
                     --------------------------------------------------------------------------------------------------------------
                     Construction & Engineering - 0.0%                1,690  Leighton Holdings Ltd.                          89,423
                     --------------------------------------------------------------------------------------------------------------
                     Containers & Packaging - 0.0%                   11,058  Amcor Ltd.                                      66,737
                     --------------------------------------------------------------------------------------------------------------
                     Distributors - 0.0%                              4,447  Pacific Brands Ltd.                             12,629
                     --------------------------------------------------------------------------------------------------------------
                     Diversified Consumer Services - 0.0%                 1  ABC Learning Centres Ltd.                            5
                     --------------------------------------------------------------------------------------------------------------
                     Diversified Financial Services - 0.1%            2,110  Australian Stock Exchange Ltd.                 111,074
                                                                      2,716  Babcock & Brown Ltd.                            63,887
                                                                      4,539  Challenger Financial Services Group Ltd.        19,661
                                                                                                                       ------------
                                                                                                                            194,622
                     --------------------------------------------------------------------------------------------------------------
                     Diversified Telecommunication Services               1  Telstra Corp. Ltd.                                   4
                     - 0.0%
                     --------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

Master Enhanced International Series
Schedule of Investments as of December 31, 2007                (in U.S. dollars)
--------------------------------------------------------------------------------

                                                                     Shares
                     Industry                                          Held  Common Stocks                                 Value
-----------------------------------------------------------------------------------------------------------------------------------
                     Food & Staples Retailing - 0.7%                    806  Wesfarmers Ltd.                           $     28,488
                                                                     49,114  Woolworths Ltd.                              1,456,526
                                                                                                                       ------------
                                                                                                                          1,485,014
                     --------------------------------------------------------------------------------------------------------------
                     Food Products - 0.0%                                86  Futuris Corp. Ltd.                                 161
                     --------------------------------------------------------------------------------------------------------------
                     Health Care Equipment & Supplies - 0.0%          1,630  Ansell Ltd.                                     17,163
                     --------------------------------------------------------------------------------------------------------------
                     Health Care Providers & Services - 0.0%              1  Symbion Health Ltd.                                  3
                                                                        372  Sonic Healthcare Ltd.                            5,428
                                                                                                                       ------------
                                                                                                                              5,431
                     --------------------------------------------------------------------------------------------------------------
                     Hotels, Restaurants & Leisure - 0.5%               294  Aristocrat Leisure Ltd.                          2,881
                                                                     11,935  Crown Ltd. (c)                                 140,949
                                                                     63,951  Tabcorp Holdings Ltd.                          826,818
                                                                                                                       ------------
                                                                                                                            970,648
                     --------------------------------------------------------------------------------------------------------------
                     Industrial Conglomerates - 0.0%                      1  CSR Ltd.                                             3
                     --------------------------------------------------------------------------------------------------------------
                     Insurance - 0.8%                                23,353  AMP Ltd.                                       202,661
                                                                          1  AXA Asia Pacific Holdings Ltd.                       6
                                                                     44,643  QBE Insurance Group Ltd.                     1,296,110
                                                                      3,653  Suncorp-Metway Ltd.                             53,918
                                                                                                                       ------------
                                                                                                                          1,552,695
                     --------------------------------------------------------------------------------------------------------------
                     Media - 0.0%                                         1  Fairfax Media Ltd.                                   4
                                                                          1  Macquarie Communications Infrastructure              5
                                                                      4,435  Publishing and Broadcasting Ltd.                16,249
                                                                                                                       ------------
                                                                                                                             16,258
                     --------------------------------------------------------------------------------------------------------------
                     Metals & Mining - 0.9%                             468  Alumina Ltd.                                     2,591
                                                                     39,996  BHP Billiton Ltd.                            1,398,181
                                                                     32,947  BlueScope Steel Ltd.                           276,566
                                                                          1  Iluka Resources Ltd.                                 4
                                                                      2,926  Newcrest Mining Ltd.                            84,371
                                                                      9,153  OneSteel Ltd.                                   49,090
                                                                                                                       ------------
                                                                                                                          1,810,803
                     --------------------------------------------------------------------------------------------------------------
                     Multiline Retail - 0.0%                          6,468  Harvey Norman Holdings Ltd.                     38,228
                     --------------------------------------------------------------------------------------------------------------
                     Oil, Gas & Consumable Fuels - 0.0%                   1  Paladin Resources Ltd. (c)                           6
                     --------------------------------------------------------------------------------------------------------------
                     Paper & Forest Products - 0.0%                   5,545  PaperlinX Ltd.                                  12,848
                     --------------------------------------------------------------------------------------------------------------
                     Real Estate Investment                          17,055  CFS Retail Property Trust                       34,881
                     Trusts (REITs) - 0.4%                                1  Commonwealth Property Office Fund                    1
                                                                     48,239  DB RREEF Trust                                  84,209
                                                                     17,600  Goodman Group                                   74,904
                                                                     12,512  ING Industrial Fund                             27,721
                                                                     87,954  Macquarie Office Trust                         107,532
                                                                        384  Stockland                                        2,819
                                                                     21,606  Westfield Group                                395,012
                                                                                                                       ------------
                                                                                                                            727,079
                     --------------------------------------------------------------------------------------------------------------
                     Real Estate Management &                           460  Lend Lease Corp., Ltd.                           6,946
                     Development - 0.0%
                     --------------------------------------------------------------------------------------------------------------
                     Transportation Infrastructure - 0.0%             6,337  Macquarie Airports Group                        22,382
                     --------------------------------------------------------------------------------------------------------------
                                                                             Total Common Stocks in Australia            10,630,503
-----------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

Master Enhanced International Series
Schedule of Investments as of December 31, 2007                (in U.S. dollars)
--------------------------------------------------------------------------------

                                                                     Shares
                     Industry                                          Held  Common Stocks                                 Value
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Hong Kong - 2.3%     Commercial Banks - 0.8%                            503  BOC Hong Kong Holdings Ltd.               $      1,395
                                                                     77,000  Hang Seng Bank Ltd.                          1,576,167
                                                                                                                       ------------
                                                                                                                          1,577,562
                     --------------------------------------------------------------------------------------------------------------
                     Diversified Financial Services - 0.1%            8,500  Hong Kong Exchanges and Clearing Ltd.          238,287
                     --------------------------------------------------------------------------------------------------------------
                     Electric Utilities - 0.1%                        6,000  Cheung Kong Infrastructure Holdings Ltd.        22,272
                                                                     18,000  HongKong Electric Holdings Ltd.                103,011
                                                                                                                       ------------
                                                                                                                            125,283
                     --------------------------------------------------------------------------------------------------------------
                     Food Products - 0.0%                             2,000  Tingyi (Cayman Islands) Holding Corp.            3,193
                     --------------------------------------------------------------------------------------------------------------
                     Gas Utilities - 0.0%                             1,000  The Hong Kong & China Gas Ltd.                   3,046
                     --------------------------------------------------------------------------------------------------------------
                     Industrial Conglomerates - 0.1%                 19,000  Hutchison Whampoa Ltd.                         214,041
                     --------------------------------------------------------------------------------------------------------------
                     Internet Software & Services - 0.0%              1,000  Tencent Holdings Ltd.                            7,469
                     --------------------------------------------------------------------------------------------------------------
                     Marine - 0.0%                                    3,159  Orient Overseas International Ltd.              23,144
                     --------------------------------------------------------------------------------------------------------------
                     Media - 0.0%                                     3,000  Television Broadcasts Ltd.                      17,932
                     --------------------------------------------------------------------------------------------------------------
                     Real Estate Investment                             500  Link REIT                                        1,076
                     Trusts (REITs) - 0.0%
                     --------------------------------------------------------------------------------------------------------------
                     Real Estate Management &                        13,000  Cheung Kong Holdings Ltd.                      237,503
                     Development - 0.8%                                   7  Hang Lung Group Ltd.                                38
                                                                     11,000  Henderson Land Development Co., Ltd.           102,158
                                                                    251,000  Hysan Development Co., Ltd.                    708,923
                                                                      8,000  Kerry Properties Ltd.                           63,611
                                                                      5,000  New World Development Ltd.                      17,505
                                                                     20,000  Sun Hung Kai Properties Ltd.                   420,071
                                                                     15,000  Wharf Holdings Ltd. (c)                         77,595
                                                                                                                       ------------
                                                                                                                          1,627,404
                     --------------------------------------------------------------------------------------------------------------
                     Semiconductors & Semiconductor                   2,000  ASM Pacific Technology Ltd.                     14,538
                     Equipment - 0.0%
                     --------------------------------------------------------------------------------------------------------------
                     Specialty Retail - 0.4%                         59,800  Esprit Holdings Ltd.                           880,571
                     --------------------------------------------------------------------------------------------------------------
                     Transportation Infrastructure - 0.0%             7,321  Hopewell Holdings Ltd.                          33,566
                     --------------------------------------------------------------------------------------------------------------
                                                                             Total Common Stocks in Hong Kong             4,767,112
-----------------------------------------------------------------------------------------------------------------------------------
Japan - 17.2%        Airlines - 0.0%                                  8,000  All Nippon Airways Co., Ltd.                    29,480
                     --------------------------------------------------------------------------------------------------------------
                     Auto Components - 0.2%                           2,500  Aisin Seiki Co., Ltd.                          103,506
                                                                      1,100  Bridgestone Corp.                               19,421
                                                                      3,100  Denso Corp.                                    126,152
                                                                      2,000  NGK Spark Plug Co., Ltd.                        34,679
                                                                      2,100  Sumitomo Rubber Industries, Ltd.                18,395
                                                                        800  Tokai Rika Co., Ltd.                            24,665
                                                                      2,500  Toyota Industries Corp.                        101,359
                                                                                                                       ------------
                                                                                                                            428,177
                     --------------------------------------------------------------------------------------------------------------
                     Automobiles - 1.4%                              20,200  Honda Motor Co., Ltd.                          667,304
                                                                          6  Mitsubishi Motors Corp. (c)                         10
                                                                     29,400  Nissan Motor Co., Ltd.                         320,886
                                                                     34,400  Toyota Motor Corp.                           1,832,100
                                                                      2,300  Yamaha Motor Co., Ltd.                          55,045
                                                                                                                       ------------
                                                                                                                          2,875,345
                     --------------------------------------------------------------------------------------------------------------
                     Beverages - 0.4%                                48,800  Asahi Breweries Ltd.                           823,158
                                                                        700  Ito En, Ltd.                                    13,318
                                                                      6,000  Kirin Holdings Co., Ltd.                        88,024
                                                                                                                       ------------
                                                                                                                            924,500
                     --------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

Master Enhanced International Series
Schedule of Investments as of December 31, 2007                (in U.S. dollars)
--------------------------------------------------------------------------------

                                                                     Shares
                  Industry                                             Held  Common Stocks                                Value
-----------------------------------------------------------------------------------------------------------------------------------
                  Building Products - 0.1%                            3,000  Asahi Glass Co., Ltd.                     $     39,676
                                                                      3,400  Daikin Industries Ltd.                         189,639
                                                                        100  JS Group Corp.                                   1,596
                                                                      2,000  Sanwa Holdings Corp.                             9,819
                                                                                                                       ------------
                                                                                                                            240,730
                  -----------------------------------------------------------------------------------------------------------------
                  Capital Markets - 0.3%                              2,000  Daiwa Securities Group, Inc.                    17,955
                                                                        100  Jafco Co., Ltd.                                  3,275
                                                                      1,100  Matsui Securities Co., Ltd.                      8,591
                                                                     27,300  Nomura Holdings, Inc.                          457,408
                                                                          1  SBI E*trade Securities Co. Ltd.                    907
                                                                        126  SBI Holdings, Inc.                              33,880
                                                                      7,000  Shinko Securities Co., Ltd.                     28,631
                                                                                                                       ------------
                                                                                                                            550,647
                  -----------------------------------------------------------------------------------------------------------------
                  Chemicals - 0.6%                                   16,000  Asahi Kasei Corp.                              105,592
                                                                     32,000  Dainippon Ink and Chemicals, Inc.              159,537
                                                                      5,000  Denki Kagaku Kogyo Kabushiki Kaisha             21,612
                                                                      2,300  JSR Corp.                                       58,884
                                                                      4,000  Kaneka Corp.                                    32,979
                                                                      4,500  Kuraray Co., Ltd.                               54,289
                                                                     15,000  Mitsubishi Chemical Holdings Corp.             114,445
                                                                      9,000  Mitsui Chemicals, Inc.                          58,427
                                                                      2,000  Nippon Kayaku Co., Ltd.                         12,980
                                                                      1,000  Nippon Shokubai Co., Ltd.                        9,582
                                                                      2,000  Nissan Chemical Industries Ltd.                 26,087
                                                                      6,700  Shin-Etsu Chemical Co., Ltd.                   416,681
                                                                     13,000  Showa Denko KK                                  46,170
                                                                      8,000  Sumitomo Chemical Co., Ltd.                     70,845
                                                                     12,000  Ube Industries Ltd.                             40,617
                                                                                                                       ------------
                                                                                                                          1,228,727
                  -----------------------------------------------------------------------------------------------------------------
                  Commercial Banks - 2.3%                             9,000  The 77 Bank Ltd.                                56,000
                                                                     13,000  Chuo Mitsui Trust Holdings, Inc.                99,139
                                                                        454  Fukuoka Financial Group, Inc.                    2,651
                                                                      4,000  The Gunma Bank Ltd.                             26,301
                                                                      5,000  The Hachijuni Bank Ltd.                         33,595
                                                                      6,000  The Hiroshima Bank Ltd.                         32,385
                                                                     16,000  Hokuhoku Financial Group, Inc.                  46,254
                                                                      7,000  The Joyo Bank Ltd.                              39,122
                                                                    102,300  Mitsubishi UFJ Financial Group, Inc.           964,681
                                                                        255  Mizuho Financial Group, Inc.                 1,214,679
                                                                        114  Resona Holdings, Inc.                          202,082
                                                                     93,000  Shinsei Bank Ltd.                              337,635
                                                                      7,000  The Shizuoka Bank Ltd.                          76,779
                                                                        184  Sumitomo Mitsui Financial Group, Inc.        1,361,651
                                                                     24,000  The Sumitomo Trust & Banking Co., Ltd.         158,178
                                                                      2,000  Suruga Bank Ltd.                                21,757
                                                                                                                       ------------
                                                                                                                          4,672,889
                  -----------------------------------------------------------------------------------------------------------------
                  Commercial Services & Supplies - 0.6%             106,700  Kokuyo Co., Ltd.                               964,166

See Notes to Financial Statements.

Master Enhanced International Series
Schedule of Investments as of December 31, 2007                (in U.S. dollars)
--------------------------------------------------------------------------------

                                                                     Shares
                  Industry                                             Held  Common Stocks                                Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                                        300  Meitec Corp.                              $      9,025
                                                                      5,000  Secom Co., Ltd.                                272,969
                                                                      6,000  Toppan Printing Co., Ltd.                       58,841
                                                                                                                       ------------
                                                                                                                          1,305,001
                  -----------------------------------------------------------------------------------------------------------------
                  Computers & Peripherals - 0.7%                    149,000  Fujitsu Ltd.                                   996,732
                                                                        900  Mitsumi Electric Co., Ltd.                      30,111
                                                                     25,000  NEC Corp.                                      114,831
                                                                        100  Seiko Epson Corp.                                2,130
                                                                     42,000  Toshiba Corp.                                  309,958
                                                                                                                       ------------
                                                                                                                          1,453,762
                  -----------------------------------------------------------------------------------------------------------------
                  Construction & Engineering - 0.1%                   1,000  COMSYS Holdings Corp.                            8,139
                                                                      2,000  Chiyoda Corp.                                   22,555
                                                                      3,000  JGC Corp.                                       51,439
                                                                      1,000  Kinden Corp.                                     7,818
                                                                      3,000  Nishimatsu Construction Co., Ltd.                8,330
                                                                     18,000  Obayashi Corp.                                  89,897
                                                                      1,000  Toda Corp.                                       4,794
                                                                                                                       ------------
                                                                                                                            192,972
                  -----------------------------------------------------------------------------------------------------------------
                  Construction Materials - 0.0%                       5,000  Sumitomo Osaka Cement Co., Ltd.                  9,453
                  -----------------------------------------------------------------------------------------------------------------
                  Consumer Finance - 0.5%                            29,500  Credit Saison Co., Ltd.                        803,608
                                                                      1,250  ORIX Corp.                                     210,234
                                                                      4,390  Takefuji Corp.                                 105,442
                                                                                                                       ------------
                                                                                                                          1,119,284
                  -----------------------------------------------------------------------------------------------------------------
                  Containers & Packaging - 0.0%                         100  Toyo Seikan Kaisha Ltd.                          1,773
                  -----------------------------------------------------------------------------------------------------------------
                  Diversified Financial Services - 0.0%                  10  Diamond Lease Co., Ltd.                            331
                  -----------------------------------------------------------------------------------------------------------------
                  Diversified Telecommunication Services - 0.2%          93  Nippon Telegraph & Telephone Corp.             462,297
                  -----------------------------------------------------------------------------------------------------------------
                  Electric Utilities - 0.4%                           5,400  Chubu Electric Power Co., Inc.                 140,373
                                                                          2  Hokuriku Electric Power                             42
                                                                      8,000  The Kansai Electric Power Co., Inc.            186,343
                                                                        100  Tohoku Electric Power Co., Inc.                  2,250
                                                                     21,100  The Tokyo Electric Power Co., Inc.             546,200
                                                                                                                       ------------
                                                                                                                            875,208
                  -----------------------------------------------------------------------------------------------------------------
                  Electrical Equipment - 0.7%                         2,000  Hitachi Cable, Ltd.                             11,802
                                                                      4,000  Matsushita Electric Works Ltd.                  43,749
                                                                    110,000  Mitsubishi Electric Corp.                    1,139,289
                                                                      8,700  Sumitomo Electric Industries Ltd.              137,212
                                                                                                                       ------------
                                                                                                                          1,332,052
                  -----------------------------------------------------------------------------------------------------------------
                  Electronic Equipment & Instruments - 1.2%           2,000  Alps Electric Co., Ltd.                         25,838
                                                                      4,730  Citizens Holding Co. Ltd.                       45,935
                                                                      9,300  Fuji Photo Film Co., Ltd.                      389,256
                                                                        300  Hirose Electric Co., Ltd.                       34,428
                                                                    193,000  Hitachi Ltd.                                 1,433,865
                                                                      5,700  Hoya Corp.                                     180,343
                                                                      1,700  Ibiden Co., Ltd.                               117,553
                                                                        800  Kyocera Corp.                                   70,699
                                                                      1,200  Murata Manufacturing Co., Ltd.                  68,910

See Notes to Financial Statements.

Master Enhanced International Series
Schedule of Investments as of December 31, 2007                (in U.S. dollars)
--------------------------------------------------------------------------------

                                                                     Shares
                  Industry                                             Held  Common Stocks                                Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                                        100  Nidec Corp.                               $      7,225
                                                                        400  TDK Corp.                                       29,461
                                                                                                                       ------------
                                                                                                                          2,403,513
                  -----------------------------------------------------------------------------------------------------------------
                  Food & Staples Retailing - 0.2%                       400  Circle K Sunkus Co., Ltd.                        5,912
                                                                        800  FamilyMart Co., Ltd.                            25,052
                                                                        600  Matsumotokiyoshi Holdings Co. Ltd. (c)          14,609
                                                                     13,536  Seven & I Holdings Co. Ltd.                    393,254
                                                                                                                       ------------
                                                                                                                            438,827
                  -----------------------------------------------------------------------------------------------------------------
                  Food Products - 0.2%                               19,000  Ajinomoto Co., Inc.                            215,028
                                                                      2,000  Meiji Dairies Corp.                             10,189
                                                                     33,000  Nichirei Corp.                                 135,888
                                                                      1,000  Nippon Meat Packers, Inc.                       10,092
                                                                      2,000  Nisshin Seifun Group, Inc.                      20,109
                                                                        900  QP Corp.                                         9,361
                                                                      1,000  Yamazaki Baking Co., Ltd.                        9,760
                                                                                                                       ------------
                                                                                                                            410,427
                  -----------------------------------------------------------------------------------------------------------------
                  Health Care Providers & Services - 0.0%               400  Alfresa Holdings Corp.                          24,117
                                                                      2,000  Mediceo Paltac Holdings Co., Ltd.               29,517
                                                                        900  Suzuken Co., Ltd.                               32,035
                                                                                                                       ------------
                                                                                                                             85,669
                  -----------------------------------------------------------------------------------------------------------------
                  Household Durables - 0.9%                           1,600  Makita Corp.                                    66,891
                                                                     49,000  Matsushita Electric Industrial Co., Ltd.     1,004,053
                                                                      4,850  Sharp Corp.                                     86,515
                                                                     13,390  Sony Corp.                                     729,526
                                                                                                                       ------------
                                                                                                                          1,886,985
                  -----------------------------------------------------------------------------------------------------------------
                  IT Services - 0.0%                                    400  TIS, Inc.                                        6,879
                  -----------------------------------------------------------------------------------------------------------------
                  Insurance - 0.3%                                   13,033  Millea Holdings, Inc.                          437,550
                                                                     15,000  Mitsui Sumitomo Insurance Co., Ltd.            145,232
                                                                                                                       ------------
                                                                                                                            582,782
                  -----------------------------------------------------------------------------------------------------------------
                  Internet Software & Services - 0.0%                     1  Yahoo! Japan Corp.                                 446
                  -----------------------------------------------------------------------------------------------------------------
                  Leisure Equipment & Products - 0.0%                 2,500  Yamaha Corp.                                    57,041
                  -----------------------------------------------------------------------------------------------------------------
                  Machinery - 0.6%                                    2,600  Fanuc Ltd.                                     252,065
                                                                        800  GLORY Ltd.                                      18,383
                                                                      3,000  Hino Motors Ltd.                                19,389
                                                                      1,300  Hitachi Construction Machinery Co., Ltd.        38,590
                                                                     19,000  IHI Corp.                                       39,232
                                                                      2,500  JTEKT Corp.                                     44,682
                                                                      2,000  Kawasaki Heavy Industries Ltd.                   5,851
                                                                     11,800  Komatsu Ltd.                                   316,466
                                                                      1,000  Komori Corp.                                    22,036
                                                                     15,000  Kubota Corp.                                   100,943
                                                                     23,000  Mitsubishi Heavy Industries Ltd.                97,735
                                                                      4,000  NGK Insulators Ltd.                            107,245
                                                                      2,000  OKUMA Corp.                                     21,165
                                                                      7,000  Sumitomo Heavy Industries Ltd.                  63,823

See Notes to Financial Statements.

Master Enhanced International Series
Schedule of Investments as of December 31, 2007                (in U.S. dollars)
--------------------------------------------------------------------------------

                                                                     Shares
                  Industry                                             Held  Common Stocks                                Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                                      1,600  THK Co., Ltd.                             $     32,338
                                                                                                                       ------------
                                                                                                                          1,179,943
                  -----------------------------------------------------------------------------------------------------------------
                  Marine - 0.1%                                       1,000  Kawasaki Kisen Kaisha Ltd.                       9,708
                                                                     15,000  Mitsui OSK Lines Ltd.                          189,634
                                                                      3,000  Nippon Yusen Kabushiki Kaisha                   23,634
                                                                                                                       ------------
                                                                                                                            222,976
                  -----------------------------------------------------------------------------------------------------------------
                  Media - 0.0%                                            1  Fuji Television Network, Inc.                    1,645
                  -----------------------------------------------------------------------------------------------------------------
                  Metals & Mining - 0.6%                              4,000  Dowa Mining Co., Ltd.                           27,780
                                                                      7,600  JFE Holdings, Inc.                             381,096
                                                                     14,100  Mitsubishi Materials Corp.                      59,538
                                                                      6,000  Mitsui Mining & Smelting Co., Ltd.              23,882
                                                                      5,000  Nippon Light Metal Co., Ltd.                     8,658
                                                                     78,000  Nippon Steel Corp.                             477,433
                                                                     11,000  Nisshin Steel Co., Ltd.                         38,007
                                                                     34,300  Sumitomo Metal Industries Ltd.                 156,852
                                                                      7,000  Sumitomo Metal Mining Co., Ltd.                118,346
                                                                        800  Tokyo Steel Manufacturing Co., Ltd.              8,846
                                                                                                                       ------------
                                                                                                                          1,300,438
                  -----------------------------------------------------------------------------------------------------------------
                  Multiline Retail - 0.0%                             2,700  Isetan Co., Ltd.                                36,370
                                                                      4,000  Takashimaya Co., Ltd.                           48,204
                                                                                                                       ------------
                                                                                                                             84,574
                  -----------------------------------------------------------------------------------------------------------------
                  Office Electronics - 0.4%                               2  Brother Industries Ltd.                             26
                                                                     13,200  Canon, Inc.                                    604,119
                                                                     11,000  Ricoh Co., Ltd.                                200,820
                                                                                                                       ------------
                                                                                                                            804,965
                  -----------------------------------------------------------------------------------------------------------------
                  Oil, Gas & Consumable Fuels - 0.2%                     35  Cosmo Oil Co., Ltd.                                129
                                                                         11  Inpex Holdings, Inc.                           119,378
                                                                      1,500  Nippon Mining Holdings, Inc.                     9,514
                                                                     16,000  Nippon Oil Corp.                               129,350
                                                                      2,500  Showa Shell Sekiyu KK                           27,598
                                                                      4,000  TonenGeneral Sekiyu KK                          39,332
                                                                                                                       ------------
                                                                                                                            325,301
                  -----------------------------------------------------------------------------------------------------------------
                  Paper & Forest Products - 0.0%                          2  Nippon Paper Group, Inc.                         6,025
                  -----------------------------------------------------------------------------------------------------------------
                  Personal Products - 0.0%                              300  Aderans Co., Ltd.                                4,719
                                                                        300  Kose Corp.                                       7,980
                                                                                                                       ------------
                                                                                                                             12,699
                  -----------------------------------------------------------------------------------------------------------------
                  Pharmaceuticals - 1.1%                             27,900  Astellas Pharma, Inc.                        1,210,040
                                                                      7,100  Daiichi Sankyo Co. Ltd.                        218,459
                                                                        900  Eisai Co., Ltd.                                 35,224
                                                                      2,000  Kyowa Hakko Kogyo Co., Ltd.                     21,360
                                                                        700  Santen Pharmaceutical Co., Ltd.                 17,137
                                                                      2,000  Taisho Pharmaceutical Co., Ltd.                 38,488
                                                                     12,800  Takeda Pharmaceutical Co., Ltd.                747,787
                                                                                                                       ------------
                                                                                                                          2,288,495
                  -----------------------------------------------------------------------------------------------------------------
                  Real Estate Investment Trusts (REITs) - 0.2%            5  Japan Real Estate Investment Corp.              62,055
                                                                         48  Japan Retail Fund Investment Corp.             340,376
                                                                          6  Nippon Building Fund, Inc.                      83,789
                                                                          3  Nomura Real Estate Office Fund, Inc.            28,231
                                                                                                                       ------------
                                                                                                                            514,451
                  -----------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

Master Enhanced International Series
Schedule of Investments as of December 31, 2007                (in U.S. dollars)
--------------------------------------------------------------------------------

                                                                     Shares
                  Industry                                             Held  Common Stocks                                Value
-----------------------------------------------------------------------------------------------------------------------------------
                  Real Estate Management & Development - 0.2%         1,600  Leopalace21 Corp.                         $     42,988
                                                                     15,000  Mitsubishi Estate Co., Ltd.                    357,374
                                                                          3  Urban Corp.                                         40
                                                                                                                       ------------
                                                                                                                            400,402
                  -----------------------------------------------------------------------------------------------------------------
                  Road & Rail - 0.4%                                     20  Central Japan Railway Co.                      170,001
                                                                         43  East Japan Railway Co.                         353,698
                                                                      6,000  Keio Electric Railway Co., Ltd.                 36,337
                                                                      1,000  Kintetsu Corp.                                   3,101
                                                                     10,000  Nippon Express Co., Ltd.                        51,021
                                                                      8,000  Odakyu Electric Railway Co., Ltd.               50,894
                                                                      2,000  Seino Holdings Corp.                            13,458
                                                                      9,000  Tobu Railway Co., Ltd.                          41,903
                                                                                                                       ------------
                                                                                                                            720,413
                  -----------------------------------------------------------------------------------------------------------------
                  Semiconductors & Semiconductor Equipment - 0.4%       100  Advantest Corp.                                  2,828
                                                                        500  NEC Electronics Corp. (c)                       11,849
                                                                        200  Rohm Co., Ltd.                                  17,351
                                                                      1,000  Sanken Electric Co., Ltd.                        5,317
                                                                     22,000  Sumco Corp.                                    625,741
                                                                      2,300  Tokyo Electron Ltd.                            139,775
                                                                                                                       ------------
                                                                                                                            802,861
                  -----------------------------------------------------------------------------------------------------------------
                  Software - 0.7%                                    13,100  Konami Corp.                                   429,662
                                                                      1,300  Nintendo Co., Ltd.                             763,298
                                                                        100  Oracle Corp. Japan                               4,391
                                                                          3  Square Enix Co. Ltd.                                91
                                                                      4,500  Trend Micro, Inc.                              160,059
                                                                                                                       ------------
                                                                                                                          1,357,501
                  -----------------------------------------------------------------------------------------------------------------
                  Specialty Retail - 0.0%                               200  Autobacs Seven Co., Ltd.                         4,029
                                                                        600  Shimachu Co., Ltd.                              16,905
                                                                         10  USS Co., Ltd.                                      621
                                                                                                                       ------------
                                                                                                                             21,555
                  -----------------------------------------------------------------------------------------------------------------
                  Textiles, Apparel & Luxury Goods - 0.0%             2,000  Gunze Ltd.                                       8,748
                                                                      2,000  Onward Holdings Co., Ltd.                       20,460
                                                                                                                       ------------
                                                                                                                             29,208
                  -----------------------------------------------------------------------------------------------------------------
                  Trading Companies & Distributors - 0.6%               100  Hitachi High-Technologies Corp.                  2,171
                                                                     19,000  Itochu Corp.                                   183,343
                                                                     21,000  Marubeni Corp.                                 147,147
                                                                      8,700  Mitsubishi Corp.                               235,463
                                                                     19,000  Mitsui & Co., Ltd.                             396,770
                                                                     15,200  Sumitomo Corp.                                 212,669
                                                                                                                       ------------
                                                                                                                          1,177,563
                  -----------------------------------------------------------------------------------------------------------------
                  Wireless Telecommunication Services - 0.4%             30  KDDI Corp.                                     221,972
                                                                        217  NTT DoCoMo, Inc.                               357,249
                                                                     10,100  Softbank Corp.                                 207,149
                                                                                                                       ------------
                                                                                                                            786,370
                  -----------------------------------------------------------------------------------------------------------------
                                                                             Total Common Stocks in Japan                35,612,582
-----------------------------------------------------------------------------------------------------------------------------------
New Zealand -
0.1%              Construction Materials - 0.0%                       6,585  Fletcher Building Ltd.                          58,105
                  -----------------------------------------------------------------------------------------------------------------
                  Diversified Telecommunication Services - 0.0%      25,116  Telecom Corp. of New Zealand Ltd.               83,901
                  -----------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

Master Enhanced International Series
Schedule of Investments as of December 31, 2007                (in U.S. dollars)
--------------------------------------------------------------------------------

                                                                     Shares
                  Industry                                             Held  Common Stocks                                 Value
-----------------------------------------------------------------------------------------------------------------------------------
                  Hotels, Restaurants & Leisure - 0.1%               39,453  Sky City Ltd.                             $    139,388
                  -----------------------------------------------------------------------------------------------------------------
                  Household Durables - 0.0%                           2,277  Fisher & Paykel Appliances Holdings Ltd.         5,998
                  -----------------------------------------------------------------------------------------------------------------
                  Media - 0.0%                                        2,804  Sky Network Television Ltd.                     12,915
                  -----------------------------------------------------------------------------------------------------------------
                  Transportation Infrastructure - 0.0%                   44  Auckland International Airport Ltd.                 98
                  -----------------------------------------------------------------------------------------------------------------
                                                                             Total Common Stocks in New Zealand             300,405
-----------------------------------------------------------------------------------------------------------------------------------
Singapore - 1.3%  Airlines - 0.2%                                    33,466  Singapore Airlines Ltd.                        402,034
                  -----------------------------------------------------------------------------------------------------------------
                  Commercial Banks - 0.2%                            53,134  Oversea-Chinese Banking Corp.                  302,837
                  -----------------------------------------------------------------------------------------------------------------
                  Distributors - 0.0%                                 2,099  Jardine Cycle & Carriage Ltd.                   31,342
                  -----------------------------------------------------------------------------------------------------------------
                  Diversified Telecommunication Services - 0.1%      83,726  Singapore Telecommunications Ltd.              230,353
                  -----------------------------------------------------------------------------------------------------------------
                  Food Products - 0.0%                                    3  Wilmar International Ltd.                           11
                  -----------------------------------------------------------------------------------------------------------------
                  Health Care Providers & Services - 0.0%             7,000  Parkway Holdings Ltd.                           19,023
                  -----------------------------------------------------------------------------------------------------------------
                  Industrial Conglomerates - 0.1%                       528  Fraser and Neave Ltd.                            2,139
                                                                     14,912  Keppel Corp. Ltd.                              132,876
                                                                     12,000  SembCorp Industries Ltd.                        47,695
                                                                                                                       ------------
                                                                                                                            182,710
                  -----------------------------------------------------------------------------------------------------------------
                  Marine - 0.0%                                       6,000  Neptune Orient Lines Ltd.                       16,129
                  -----------------------------------------------------------------------------------------------------------------
                  Media - 0.5%                                      361,000  Singapore Press Holdings Ltd.                1,120,833
                  -----------------------------------------------------------------------------------------------------------------
                  Oil, Gas & Consumable Fuels - 0.0%                  3,000  Singapore Petroleum Co. Ltd.                    15,662
                  -----------------------------------------------------------------------------------------------------------------
                  Real Estate Investment Trusts (REITs) - 0.0%       14,000  Capita Commercial Trust                         23,469
                  -----------------------------------------------------------------------------------------------------------------
                  Real Estate Management & Development - 0.2%       154,884  Allgreen Properties Ltd.                       157,806
                                                                     22,000  CapitaLand Ltd.                                 94,653
                                                                      5,000  Keppel Land Ltd.                                25,017
                                                                     20,600  Wing Tai Holdings Ltd.                          38,094
                                                                                                                       ------------
                                                                                                                            315,570
                  -----------------------------------------------------------------------------------------------------------------
                  Road & Rail - 0.0%                                  4,969  SMRT Corp. Ltd.                                  5,765
                  -----------------------------------------------------------------------------------------------------------------
                  Semiconductors & Semiconductor Equipment - 0.0%         1  Chartered Semiconductor
                                                                                Manufacturing Ltd. (c)                            1
                  -----------------------------------------------------------------------------------------------------------------
                  Trading Companies & Distributors - 0.0%            14,000  Noble Group Ltd.                                23,291
                  -----------------------------------------------------------------------------------------------------------------
                                                                             Total Common Stocks in Singapore             2,689,030
-----------------------------------------------------------------------------------------------------------------------------------
                                                                             Total Common Stocks in the
                                                                             Pacific Basin/Asia - 26.0%                  53,999,632
-----------------------------------------------------------------------------------------------------------------------------------
                                                                             Total Common Stocks
                                                                             (Cost - $158,192,601) - 89.6%              185,937,173
-----------------------------------------------------------------------------------------------------------------------------------
North America                                                                Exchange-Traded Funds
-----------------------------------------------------------------------------------------------------------------------------------
United States -
1.9%                                                                 50,140  iShares MSCI EAFE Index Fund (d)             3,940,503
                  -----------------------------------------------------------------------------------------------------------------
                                                                             Total Exchange-Traded Funds
                                                                             (Cost - $3,538,487) - 1.9%                   3,940,503
-----------------------------------------------------------------------------------------------------------------------------------
Europe                                                                       Preferred Stocks
-----------------------------------------------------------------------------------------------------------------------------------
Germany - 0.6%    Automobiles - 0.1%                                    923  Volkswagen AG, 4.35%                           135,632
                  -----------------------------------------------------------------------------------------------------------------
                  Multi-Utilities - 0.5%                              9,305  RWE AG, 3.50%                                1,131,337
                  -----------------------------------------------------------------------------------------------------------------
                                                                             Total Preferred Stocks
                                                                             (Cost - $1,109,801) - 0.6%                   1,266,969
-----------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

Master Enhanced International Series
Schedule of Investments as of December 31, 2007                (in U.S. dollars)
--------------------------------------------------------------------------------

                                                                      Shares
                   Industry                                             Held  Rights                                       Value
------------------------------------------------------------------------------------------------------------------------------------
Pacific Basin/Asia
------------------------------------------------------------------------------------------------------------------------------------
Hong Kong - 0.0%   Real Estate Management & Development - 0.0%         1,875  Wharf Holdings Ltd. (f)                   $      2,573
                   -----------------------------------------------------------------------------------------------------------------
                                                                              Total Rights (Cost - $0) - 0.0%                  2,573
------------------------------------------------------------------------------------------------------------------------------------

                                                                        Face
                                                                      Amount  Fixed Income Securities
------------------------------------------------------------------------------------------------------------------------------------
Europe
------------------------------------------------------------------------------------------------------------------------------------
France - 0.1%      Airlines - 0.0%                           EUR      38,950  Societe Air France, 2.75% due
                                                                                 4/01/2020 (a)                                77,541
                   -----------------------------------------------------------------------------------------------------------------
                   Communications Equipment - 0.1%                   113,260  Alcatel SA, 4.75% due 1/01/2011 (a)            152,794
                   -----------------------------------------------------------------------------------------------------------------
                                                                              Total Fixed Income Securities in France        230,335
------------------------------------------------------------------------------------------------------------------------------------
Luxembourg -
0.2 %              Diversified Financial Services - 0.2%     USD      66,000  Glencore Finance (Europe) SA,
                                                                                 4.125% due 10/06/2010 (a)                   386,331
                   -----------------------------------------------------------------------------------------------------------------
                                                                              Total Fixed Income Securities in
                                                                              Luxembourg                                     386,331
------------------------------------------------------------------------------------------------------------------------------------
                                                                              Total Fixed Income Securities in
                                                                              Europe - 0.3%                                  616,666
------------------------------------------------------------------------------------------------------------------------------------
Pacific Basin/Asia
------------------------------------------------------------------------------------------------------------------------------------
Japan - 0.2%       Air Freight & Logistics - 0.0%            JPY   3,000,000  Yamato Transport Yamtra Series 7, 1.20%         36,483
                                                                                 due 9/30/2009 (a)
                   -----------------------------------------------------------------------------------------------------------------
                   Gas Utilities - 0.0%                            5,000,000  Tokyo Gas Co. Ltd. Series 5,
                                                                                 1.20% due 3/31/2009 (a)                      69,108
                   -----------------------------------------------------------------------------------------------------------------
                   Trading Companies & Distributors - 0.2%         5,000,000  Mitsubishi Corp., 0% due 6/17/2011 (a)         115,764
                                                                   5,000,000  Mitsui & Co. Ltd. Series 6,
                                                                                 1.05% due 9/30/2009 (a)                     120,526
                                                                                                                        ------------
                                                                                                                             236,290
                   -----------------------------------------------------------------------------------------------------------------
                                                                              Total Fixed Income Securities in the
                                                                              Pacific Basin/Asia - 0.2%                      341,881
------------------------------------------------------------------------------------------------------------------------------------
                                                                              Total Fixed Income Securities
                                                                              (Cost - $668,044) - 0.5%                       958,547
------------------------------------------------------------------------------------------------------------------------------------

                                                                  Beneficial
                                                                    Interest  Short-Term Securities
------------------------------------------------------------------------------------------------------------------------------------
                                                             USD   8,374,331  BlackRock Liquidity Series,
                                                                                 LLC Cash Sweep Series, 5.04% (b)(e)       8,374,331
------------------------------------------------------------------------------------------------------------------------------------
                                                                              Total Short-Term Securities
                                                                              (Cost - $8,374,331) - 4.0%                   8,374,331
------------------------------------------------------------------------------------------------------------------------------------
                                                                              Total Investments
                                                                              (Cost - $171,883,264*) - 96.6%             200,480,096
                                                                              Other Assets Less Liabilities - 3.4%         7,077,278
                                                                                                                        ------------
                                                                              Net Assets - 100.0%                       $207,557,374
                                                                                                                        ============

      * The cost and unrealized appreciation (depreciation) of investments as of December 31, 2007, as computed for federal income tax purposes, were as follows:

            Aggregate cost                          $ 177,626,541
                                                    ==============
            Gross unrealized appreciation           $  27,319,501
            Gross unrealized depreciation              (4,465,946)
                                                    --------------
            Net unrealized appreciation             $  22,853,555
                                                    ==============

See Notes to Financial Statements.

Master Enhanced International Series
Schedule of Investments as of December 31, 2007                (in U.S. dollars)
--------------------------------------------------------------------------------

      (a)   Convertible security.

      (b) Investments in companies considered to be an affiliate of the Series, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

            --------------------------------------------------------------------
                                                                        Interest
            Affiliate                                   Net Activity     Income
            --------------------------------------------------------------------
            BlackRock Liquidity Series,
            LLC Cash Sweep Series                         $  328,639   $ 296,775
            --------------------------------------------------------------------

      (c)   Non-income producing security.

      (d) All or a portion of security held as collateral in connection with open financial futures contracts.

      (e)   Represents the current yield as of December 31, 2007.

      (f)   The rights may be exercised until January 4, 2008.

      o For Series compliance purposes, the Series' industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets. These industry classifications are unaudited.

      o Forward foreign exchange contracts as of December 31, 2007 were as follows:

--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
                                                                              Unrealized
                                                                             Appreciation
Foreign Currency Purchased     Foreign Currency Sold     Settlement Date     (Depreciaion)
------------------------------------------------------------------------------------------
DKK           160,000            USD        31,569           1/02/08         $       (196)
HKD         1,160,000            USD       148,663           1/02/08                  117
AUD           260,000            USD       225,621           2/12/08                2,102
AUD         1,812,000            USD     1,658,701           2/12/08              (71,652)
CHF           566,000            USD       500,013           2/12/08                1,271
CHF           967,000            USD       859,498           2/12/08               (3,064)
DKK           220,000            USD        43,234           2/12/08                  (72)
EUR         3,323,000            USD     4,880,821           2/12/08              (19,279)
EUR           350,000            USD       511,211           2/12/08                  838
GBP         1,389,000            USD     2,907,486           2/12/08             (145,892)
GBP           639,000            USD     1,284,430           2/12/08              (13,977)
JPY       349,119,000            USD     3,127,053           2/12/08               13,062
JPY       128,800,000            USD     1,168,176           2/12/08               (9,698)
SEK         2,420,000            USD       379,172           2/12/08               (4,594)
SEK           650,000            USD       101,953           2/12/08               (1,343)
USD            57,993            AUD        66,000           2/12/08                  187
USD           371,253            AUD       430,000           2/12/08               (5,364)
USD           360,371            CHF       400,000           2/12/08                6,107
USD           619,923            CHF       683,000           2/12/08               15,018
USD            43,271            DKK       220,000           2/12/08                  109
USD           215,900            EUR       150,000           2/12/08               (3,550)
USD         1,926,610            EUR     1,304,000           2/12/08               18,860
USD           756,238            GBP       370,000           2/12/08               20,608
USD         2,175,544            GBP     1,063,000           2/12/08               62,100
USD         1,063,021            JPY   114,800,000           2/12/08               30,464
USD         1,070,416            JPY   116,800,000           2/12/08               19,870
USD           272,931            SEK     1,740,000           2/12/08                3,606
USD           210,698            SEK     1,330,000           2/12/08                4,835
------------------------------------------------------------------------------------------
Total Unrealized Depreciation on Forward Foreign Exchange Contracts - Net    $    (79,527)
                                                                             =============

See Notes to Financial Statements.

Master Enhanced International Series
Schedule of Investments as of December 31, 2007                (in U.S. dollars)
--------------------------------------------------------------------------------
      o     Financial futures purchased as of December 31, 2007 were as follows:

--------------------------------------------------------------------------------------------------
                                                                                      Unrealized
Number of                                              Expiration        Face       Appreciation
Contracts            Issue              Exchange          Date          Value      (Depreciation)
--------------------------------------------------------------------------------------------------
     1      Hang Seng Index Future      Hong Kong     January 2008   $   175,877   $        3,093
    32      OMX Stock Index Future      Stockholm     January 2008   $   529,912            6,664
     4      DAX Index 25 Euro             Eurex        March 2008    $ 1,163,849           26,920
    71      DJ Euro Stoxx 50              Eurex        March 2008    $ 4,558,624           45,160
    22      FTSE 100 Index Future    London Finance    March 2008    $ 2,783,974           42,883
    18      SPI 200 Index Future         Sydney        March 2008    $ 2,474,174           34,057
    33      TOPIX Index Future            Tokyo        March 2008    $ 4,516,853         (174,553)
--------------------------------------------------------------------------------------------------
Total Unrealized Depreciation - Net                                                $      (15,776)
                                                                                   ===============

      o     Currency Abbreviations:

            AUD   Australian Dollar
            CHF   Swiss Franc
            DKK   Danish Krone
            EUR   Euro
            GBP   British Pound
            HKD   Hong Kong Dollar
            JPY   Japanese Yen
            SEK   Swedish Krona
            USD   U.S. Dollar

See Notes to Financial Statements.

                                            Master Enhanced International Series

STATEMENT OF ASSETS AND LIABILITIES

               As of December 31, 2007
-------------------------------------------------------------------------------------------------------------------
Assets:        Investments in unaffiliated securities, at value
                  (identified cost - $163,508,933) ..............................                  $   192,105,765
               Investments in affiliated securities, at value
                  (identified cost - $8,374,331) ................................                        8,374,331
               Foreign cash (cost - $6,267,623) .................................                        6,234,815
               Unrealized appreciation on forward foreign exchange contracts ....                          199,154
               Receivables:
                  Dividends .....................................................   $    507,911
                  Contributions .................................................        458,109
                  Securities sold ...............................................        381,029
                  Investment adviser ............................................         38,550
                  Interest ......................................................         11,321         1,396,920
                                                                                    -------------
               Prepaid expenses .................................................                            5,194
                                                                                                   ----------------
               Total assets .....................................................                      208,316,179
                                                                                                   ----------------

-------------------------------------------------------------------------------------------------------------------
Liabilities:   Bank overdraft ...................................................                           27,880
               Unrealized depreciation on forward foreign exchange contracts ....                          278,681
               Payables:
                  Variation margin ..............................................        152,129
                  Securities purchased ..........................................        151,197
                  Withdrawals ...................................................         75,029
                  Other affiliates ..............................................          1,643           379,998
                                                                                    -------------
               Accrued expenses and other liablities ............................                           72,246
                                                                                                   ----------------
               Total liabilities ................................................                          758,805
                                                                                                   ----------------

-------------------------------------------------------------------------------------------------------------------
Net Assets:    Net assets .......................................................                  $   207,557,374
                                                                                                   ================

-------------------------------------------------------------------------------------------------------------------
Net Assets     Investors' capital ...............................................                  $   179,063,342
Consist of:    Unrealized appreciation-net ......................................                       28,494,032
                                                                                                   ----------------
               Net Assets .......................................................                  $   207,557,374
                                                                                                   ================

-------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

                                            Master Enhanced International Series

STATEMENT OF OPERATIONS

               For the Year Ended December 31, 2007
-------------------------------------------------------------------------------------------------------------------
Investment     Dividends (net of $398,867 foreign withholding tax) ..............                  $     4,765,846
Income:        Interest (including $296,775 from affiliates
                  and net of $68 foreign withholding tax) .......................                          361,982
                                                                                                   ----------------
               Total income .....................................................                        5,127,828
                                                                                                   ----------------

-------------------------------------------------------------------------------------------------------------------
Expenses:      Custodian fees ...................................................   $    152,348
               Professional fees ................................................         62,497
               Pricing fees .....................................................         52,463
               Accounting services ..............................................         35,380
               Investment advisory fees .........................................         18,659
               Printing and shareholder reports .................................          7,837
               Directors fees and expenses ......................................          6,327
               Other ............................................................          9,928
                                                                                    -------------
               Total expenses before reimbursement ..............................        345,439
               Reimbursement of expenses ........................................       (121,525)
                                                                                    -------------
               Total expenses after reimbursement ...............................                          223,914
                                                                                                   ----------------
               Investment income-net ............................................                        4,903,914
                                                                                                   ----------------

-------------------------------------------------------------------------------------------------------------------
Realized &     Realized gain (loss) on:
Unrealized        Investments-net ...............................................     14,607,556
Gain (Loss) -     Financial futures contracts-net ...............................       (207,111)
Net:              Foreign currency transactions-net .............................        778,484        15,178,929
                                                                                    -------------
               Change in unrealized appreciation/depreciation on:
                  Investments-net ...............................................     (3,899,839)
                  Financial futures contracts-net ...............................       (256,014)
                  Foreign currency transactions-net .............................       (190,068)       (4,345,921)
                                                                                    -------------  ----------------
               Total realized and unrealized gain-net ...........................                       10,833,008
                                                                                                   ----------------
               Net Increase in Net Assets Resulting from Operations .............                  $    15,736,922
                                                                                                   ================

-------------------------------------------------------------------------------------------------------------------


See Notes to Financial Statements.

                                            Master Enhanced International Series

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                 For the
                                                                                               Year Ended
                                                                                              December 31,
                                                                                    --------------------------------
               Increase (Decrease) in Net Assets:                                         2007             2006
--------------------------------------------------------------------------------------------------------------------
Operations:    Investment income-net ............................................   $     4,903,914   $   3,189,783
               Realized gain-net ................................................        15,178,929      21,892,084
               Change in unrealized appreciation/depreciation-net ...............        (4,345,921)      4,471,335
                                                                                    ----------------  --------------
               Net increase in net assets resulting from operations .............        15,736,922      29,553,202
                                                                                    ----------------  --------------

--------------------------------------------------------------------------------------------------------------------
Capital        Proceeds from contributions ......................................        93,327,459      62,906,833
Transactions:  Fair value of withdrawals ........................................      (57,637,724)     (34,303,285)
                                                                                    ----------------  --------------
               Net increase in net assets derived from capital transactions .....        35,689,735      28,603,548
                                                                                    ----------------  --------------

--------------------------------------------------------------------------------------------------------------------
Net Assets:    Total increase in net assets .....................................        51,426,657      58,156,750
               Beginning of year ................................................       156,130,717      97,973,967
                                                                                    ----------------  --------------
               End of year ......................................................   $   207,557,374   $ 156,130,717
                                                                                    ================  ==============

--------------------------------------------------------------------------------------------------------------------


See Notes to Financial Statements.

                                            Master Enhanced International Series

FINANCIAL HIGHLIGHTS

------------------------------------------------------------------------------------------------------------------------
               The following ratios have
               been derived from                                          For the Year Ended December 31,
               information provided in the               ---------------------------------------------------------------
               financial statements.                        2007        2006        2005         2004          2003
------------------------------------------------------------------------------------------------------------------------
Total          Total investment return ...............        9.60%      27.09%      13.38%        20.79%         38.45%
                                                         ==========  ==========  ==========  ============  =============
Investment
Return:
------------------------------------------------------------------------------------------------------------------------
Ratios to      Expenses, net of
Average Net       reimbursement ......................         .12%        .17%        .19%          .07%           .09%
Assets:                                                  ==========  ==========  ==========  ============  =============
               Expenses ..............................         .19%        .27%        .19%          .07%           .09%
                                                         ==========  ==========  ==========  ============  =============
               Investment income-net .................        2.63%       2.62%       1.95%         2.38%          2.55%
                                                         ==========  ==========  ==========  ============  =============

------------------------------------------------------------------------------------------------------------------------
Supplemental   Net assets,
Data:             end of year (in thousands) .........   $ 207,557  $  156,131   $  97,974   $ 1,197,688   $  1,065,822
                                                         ==========  ==========  ==========  ============  =============
               Portfolio turnover ....................         126%        145%         67%           91%            91%
                                                         ==========  ==========  ==========  ============  =============

------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

Master Enhanced International Series
Notes to Financial Statements

1. Significant Accounting Policies:

Master Enhanced International Series (the "Series"), a non-diversified management investment company, is part of Quantitative Master Series LLC (the "Master LLC"). The Master LLC is registered under the Investment Company Act of 1940, as amended, and is organized as a Delaware limited liability company. Prior to June 15, 2007, the Master LLC was organized as a Delaware statutory trust (the "Trust"). The Limited Liability Company Agreement permits the directors (and prior to June 15, 2007, the Declaration of Trust permitted the Trustees) to issue non-transferable interests in the Series, subject to certain limitations. Throughout this report, the Trust and the Master LLC are referred to as the Master LLC and the Board of Trustees of the Trust and the Board of Directors of the Master LLC are referred to as the Board of Directors. The Series' financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The following is a summary of significant accounting policies followed by the Series.

(a) Valuation of investments - Equity securities that are held by the Series that are traded on stock exchanges or the NASDAQ Global Market are valued at the last sale price or official close price on the exchange, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available asked price for short positions. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by or under the authority of the Board of Directors. Long positions traded in the over-the-counter ("OTC") market, NASDAQ Capital Market or Bulletin Board are valued at the last available bid price or yield equivalent obtained from one or more dealers or pricing services approved by the Board of Directors. Short positions traded in the OTC market are valued at the last available asked price. Portfolio securities that are traded both in the OTC market and on a stock exchange are valued according to the broadest and most representative market.

Effective September 4, 2007, exchange-traded options are valued at the mean between the last bid and asked prices at the close of the options market in which the options trade and previously were valued at the last sales price as of the close of options trading on applicable exchanges. Options traded in the OTC market are valued at the last asked price (options written) or the last bid price (options purchased). Swap agreements are valued based upon quoted fair valuations received daily by the Series from a pricing service or counterparty. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their last sale price as of the close of such exchanges. Valuation of other short-term investment vehicles is generally based on the net asset value of the underlying investment vehicle or amortized cost.

Repurchase agreements are valued at cost plus accrued interest. The Series employs pricing services to provide certain securities prices for the Series. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors, including valuations furnished by the pricing services retained by the Master LLC, which may use a matrix system for valuations. The procedures of a pricing service and its valuations are reviewed by the officers of the Master LLC under the general supervision of the Board of Directors. Such valuations and procedures will be reviewed periodically by the Board of Directors.

Generally, trading in foreign securities, as well as U.S. government securities, money market instruments and certain fixed income securities, is substantially completed each day at various times prior to the close of business on the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net assets of the Series are determined as of such times. Foreign currency exchange rates are generally determined as of the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Series' net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities will be valued at their fair value as determined in good faith by the Board of Directors or by BlackRock Advisors, LLC (the "Manager"), an indirect, wholly owned subsidiary of BlackRock, Inc., using a pricing service and/or procedures approved by the Board of Directors.

(b) Derivative financial instruments - The Series may engage in various portfolio investment strategies to provide liquidity or as a proxy for a direct investment in securities underlying the Series' index. Losses may arise due to changes in the value of the contract due to an unfavorable change in the price of the underlying security or if the counterparty does not perform under the contract. The counterparty, for certain instruments, may pledge cash or securities as collateral.

      o Financial futures contracts - The Series may purchase or sell financial futures contracts and options on such financial futures contracts. Financial futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Series deposits, and maintains as collateral, such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

      o Options - The Series may purchase and write call and put options. When the Series writes an option, an amount equal to the premium received by the Series is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Series enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

            Written and purchased options are non-income producing investments.

      o Forward foreign exchange contracts - The Series may enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. The contract is marked-to-market daily and the change in market value is recorded by the Series as an unrealized gain or loss. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

      o Foreign currency options and futures - The Series may also purchase or sell listed or OTC foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-U.S. dollar-denominated securities owned by the Series, sold by the Series but not yet delivered, or committed or anticipated to be purchased by the Series.

(c) Foreign currency transactions - Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into U.S. dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments. The Series invests in foreign securities, which may involve a number of risk factors and special considerations, not present with investments in securities of U.S. corporations.

(d) Income taxes - The Series is classified as a partnership for federal income tax purposes. As such, each investor in the Series is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Series. Therefore, no federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates. It is intended that the Series' assets will be managed so an investor in the Series can satisfy the requirements of Subchapter M of the Internal Revenue Code.

(e) Security transactions and investment income - Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Series has determined the ex-dividend date. Interest income is recognized on the accrual basis.

(f) Securities lending - The Series may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Series and any additional required collateral is delivered to the Series on the next business day. Where the Series receives securities as collateral for the loaned securities, it collects a fee from the borrower. The Series typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Series receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Series may pay reasonable lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Series also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

(g) Recent accounting pronouncements - Effective June 29, 2007, the Series implemented Financial Accounting Standards Board ("FASB") Interpretation No. 48, "Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement No. 109" ("FIN 48"). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including investment companies, before being measured and recognized in the financial statements. Management has evaluated the application of FIN 48 to the Series, and has determined that the adoption of FIN 48 does not have a material impact on the Series' financial statements. The Series files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Series' U.S. federal tax returns remains open for the years ended December 31, 2004 through December 31, 2006. The statute of limitations on the Series' state and local tax returns may remain open for an additional year depending upon the jurisdiction.

In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. The impact on the Series' financial statement disclosures, if any, is currently being assessed.

In addition, in February 2007, Statement of Financial Accounting Standards No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities" ("FAS 159"), was issued and is effective for fiscal years beginning after November 15, 2007. Early adoption is permitted as of the beginning of a fiscal year that begins on or before November 15, 2007, provided the entity also elects to apply the provisions of FAS 157. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. The impact on the Series' financial statement disclosures, if any, is currently being assessed.

(h) Bank overdraft - The Fund recorded a bank overdraft, which resulted from management estimates of available cash.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Master LLC, on behalf of the Series, has entered into an Investment Advisory Agreement with the Manager. Merrill Lynch & Co., Inc. ("Merrill Lynch") and The PNC Financial Services Group, Inc. are the principal owners of BlackRock, Inc.

The Manager is responsible for the management of the Series' portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays a monthly fee at an annual rate of .01% of the average daily value of the Series' net assets. The Manager has agreed to a voluntary waiver with the Series under which the expenses incurred by the Series will not exceed .12%. This waiver is in place until December 31, 2007. For the year ended December 31, 2007, the Manager earned fees of $18,659, all of which were waived. Also, the Manager reimbursed the Series in the amount of $102,866 in additional operating expenses.

In addition, the Manager has entered into a sub-advisory agreement with BlackRock Investment Management, LLC ("BIM"), an affiliate of the Manager, under which the Manager pays the sub-adviser for services it provides a monthly fee at an annual rate that is a percentage of the management fee paid by the Series to the Manager.

In addition, Merrill Lynch, Pierce, Fenner & Smith Incorporated, a wholly owned subsidiary of Merrill Lynch, received $10,957 in commissions on the execution of portfolio security transactions for the Series for the year ended December 31, 2007.

For the year ended December 31, 2007, the Series reimbursed the Manager $3,447 for certain accounting services.

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock, Inc. or its affiliates.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the year ended December 31, 2007 were $254,964,453 and $221,551,247, respectively.

4. Short-Term Borrowings:

The Master LLC, on behalf of the Series, along with certain other funds managed by the Manager and its affiliates, is party to a $500,000,000 credit agreement with a group of lenders. The Series may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Series may borrow up to the maximum amount allowable under the Series' current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Series pays a commitment fee of .06% per annum based on the Series' pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund's election, the federal funds rate plus .35% or a base rate as defined in the credit agreement. The Series did not borrow under the credit agreement during the year ended December 31, 2007. On November 21, 2007, the credit agreement renewed for one year under substantially the same terms.

5. Commitments:

At December 31, 2007, the Series entered into foreign exchange contracts under which it had agreed to sell various foreign currencies with approximate values of $146,000.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Investors and Board of Directors of Quantitative Master Series LLC:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Master Enhanced International Series, one of the portfolios constituting Quantitative Master Series LLC, (formerly Quantitative Master Series Trust) (the "Master LLC"), as of December 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Master LLC's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Master LLC is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Master LLC's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Master Enhanced International Series of Quantitative Master Series LLC as of December 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Princeton, New Jersey
February 27, 2008

Officers and Directors

                                                                                               Number of
                                                                                               BlackRock-
                                                                                               Advised
                             Position(s)      Length   Principal                               Funds and
Name, Address and            Held with       of Time   Occupation(s) During                    Portfolios       Public
Year of Birth                Master LLC      Served    Past Five Years                         Overseen         Directorships
Non-Interested
   Directors *

David O. Beim                Director        2007 to   Professor of Finance and Economics at   35 Funds         None
40 East 52nd Street                          present   the Columbia University Graduate        81 Portfolios
New York, NY 10022                                     School of Business since 1991;
1940                                                   Chairman of Outward Bound USA from
                                                       1997 to 2001; Chairman of Wave Hill
                                                       Inc. from 1990 to 2006; Trustee of
                                                       Phillips Exeter Academy from 2002 to
                                                       present.

Ronald W. Forbes             Director        2007 to   Professor Emeritus of Finance, School   35 Funds         None
                             and Co-         present   of Business, State University of New    81 Portfolios
40 East 52nd Street          Chairman of               York at Albany since 2000 and
New York, NY 10022           the Board of              Professor thereof from 1989 to 2000;
1940                         Directors                 International Consultant, Urban
                                                       Institute, Washington, D.C. from 1995
                                                       to 1999.

Dr. Matina Horner            Director        2007 to   Executive Vice President of Teachers    35 Funds         NSTAR
40 East 52nd Street                          present   Insurance and Annuity Association and   81 Portfolios    (electric and
New York, NY 10022                                     College Retirement Equities Fund from                    gas utility)
1939                                                   1989 to 2003.

Rodney D. Johnson            Director        2007 to   President, Fairmount Capital            35 Funds         None
40 East 52nd Street          and Co-         present   Advisors, Inc. since 1987; Director,    81 Portfolios
New York, NY 10022           Chairman of               Fox Chase Cancer Center since 2002;
1941                         the Board of              Member of the Archdiocesan Investment
                             Directors                 Committee of the Archdioceses of
                                                       Philadelphia since 2003.

Herbert I. London            Director        2007 to   Professor Emeritus, New York            35 Funds         AIMS
40 East 52nd Street          and Member      present   University since 2005; John M. Olin     81 Portfolios    Worldwide,
New York, NY 10022           of the Audit              Professor of Humanities, New York                        Inc.
1939                         Committee                 University from 1993 to 2005 and                         (marketing)
                                                       Professor thereof from 1980 to 2005;
                                                       President, Hudson Institute since
                                                       1997 and Trustee thereof since 1980;
                                                       Dean, Gallatin Division of New York
                                                       University from 1976 to 1993;
                                                       Distinguished Fellow, Herman Kahn
                                                       Chair, Hudson Institute from 1984 to
                                                       1985; Chairman of the Board of
                                                       Directors of Vigilant Research, Inc.
                                                       since 2006; Member of the Board of
                                                       Directors for Grantham University
                                                       since 2006; Director of AIMS
                                                       Worldwide, Inc. since 2006; Director
                                                       of Reflex Security since 2006;
                                                       Director of InnoCentive, Inc. since
                                                       2006; Director of Cerego, LLC since
                                                       2005; Director, Damon Corp. from 1991
                                                       to 1995; Overseer, Center for Naval
                                                       Analyses from 1983 to 1993.

Cynthia A.                   Director        2007 to   Professor, Harvard Business School      35 Funds         Newell
Montgomery                                   present   since 1989; Associate Professor, J.L.   81 Portfolios    Rubbermaid,
40 East 52nd Street                                    Kellogg Graduate School of                               Inc. (manufacturing)
New York, NY 10022                                     Management, Northwestern University
1952                                                   from 1985 to 1989; Associate
                                                       Professor, Graduate School of
                                                       Business Administration, University
                                                       of Michigan from 1979 to 1985;
                                                       Director, Harvard Business School
                                                       Publishing since 2005; Director,
                                                       McLean Hospital since 2005.

Joseph P. Platt, Jr.         Director        2007 to   Partner, Amarna Corporation, LLC        35 Funds         Greenlight
40 East 52nd Street                          present   (private investment company) since      81 Portfolios    Capital Re,
New York, NY 10022                                     2002; Director, Jones and Brown                          Ltd.
1947                                                   (Canadian insurance broker) since                        (reinsurance
                                                       1998; Director, Greenlight Capital                       company)
                                                       Re, Ltd. (reinsurance company) since
                                                       2004; Partner, Amarna Financial
                                                       Company (private investment company)
                                                       since 2005; Director and Executive
                                                       Vice President, Johnson and Higgins
                                                       (insurance brokerage) from 1990 to
                                                       1997.

Robert C. Robb,              Director        2007 to   Partner, Lewis, Eckert, Robb and        35 Funds          None
Jr.                                          present   Company (management and financial       81 Portfolios
                                                       consulting firm) since 1981; Trustee,
40 East 52nd Street                                    Medical College of Pennsylvania/
New York, NY 10022                                     Hahnemann University from 1998 to
1945                                                   2002; Trustee, EQK Realty Investors
                                                       from 1994 to 2000; Director, Tamaqua
                                                       Cable Products Company from 1981 to
                                                       1998; Director, Brynwood Partners
                                                       from 1984 to 1998; Director, The PNC
                                                       Bank Corp. from 1994 to 1998;
                                                       Director, Provident National Bank
                                                       from 1983 to 1993; Director, Brinks,
                                                       Inc. from 1981 to 1986.

Toby Rosenblatt              Director        2007 to   President since 1999 and Vice           35 Funds         A.P. Pharma,
40 East 52nd Street          and Vice        present   President - General Partner since       81 Portfolios    Inc. (specialty
New York, NY 10022           Chairman of               1990, Founders Investments Ltd.                          pharmaceuticals)
1938                         the                       (private investments); Director,
                             Performance               Forward Management, LLC since 2007;
                             Oversight                 Trustee, SSR Funds from 1990 to 2005;
                             Committee                 Trustee, Metropolitan Series Funds,
                                                       Inc. from 2001 to 2005.

Kenneth L. Urish             Director and    2007 to   Managing Partner, Urish Popeck & Co.,   35 Funds         None
40 East 52nd Street          Chairman of     present   LLC (certified public accountants and   81 Portfolios
New York, NY 10022           the Audit                 consultants) since 1976; External
1951                         Committee                 Advisory Board, The Pennsylvania
                                                       State University Accounting
                                                       Department since 2001; Trustee, The
                                                       Holy Family Foundation since 2001;
                                                       President and Trustee, Pittsburgh
                                                       Catholic Publishing Associates since
                                                       2003; Director, Inter-Tel from 2006
                                                       to 2007.

Frederick W.                 Director        2007 to   Professor and Dean Emeritus of the      35 Funds         None
   Winter                    and Member      present   Joseph M. Katz School of Business -     81 Portfolios
40 East 52nd Street          of the Audit              University of Pittsburgh since 2005
New York, NY 10022           Committee                 and Dean therof from 1997 to 2005;
1945                                                   Director, Alkon Corporation
                                                       (pneumatics) since 1992; Director,
                                                       Indotronix International (IT service)
                                                       since 2004; Director, Tippman Sports
                                                       (recreation) since 2005.

* Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.

Interested
Directors*

Richard S. Davis             Director        2007 to   Managing Director, BlackRock, Inc.      184 Funds        None
40 East 52nd Street                          present   since 2005; Chief Executive Officer,    289 Portfolios
New York, NY 10022                                     State Street Research & Management
1945                                                   Company from 2000 to 2005; Chairman
                                                       of the Board of Trustees, State
                                                       Street Research mutual funds ("SSR
                                                       Funds") from 2000 to 2005; Senior
                                                       Vice President, Metropolitan Life
                                                       Insurance Company from 1999 to 2000;
                                                       Chairman SSR Realty from 2000 to
                                                       2004.

Henry Gabbay                 Director        2007 to   Consultant, BlackRock, Inc. since       183 Funds        None
40 East 52nd Street                          present   2007; Managing Director, BlackRock,     288 Portfolios
New York, NY 10022                                     Inc. from 1989 to June 2007; Chief
1947                                                   Administrative Officer, BlackRock
                                                       Advisors, LLC from 1998 to 2007;
                                                       President of BlackRock Funds and
                                                       BlackRock Bond Allocation Target
                                                       Shares from 2005 to 2007; Treasurer
                                                       of certain closed-end funds in the
                                                       BlackRock Fund complex from 1989 to
                                                       2006.

* Messrs. Davis and Gabbay are both "interested persons," as defined in the Investment Company Act of 1940, of the Master LLC based on their positions with BlackRock, Inc. and its affiliates. Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.

Advisory Board
Member

David R. Wilmerding, Jr. *   Advisory        2007      Chairman, Wilmerding & Associates,      35 Funds         Chestnut
40 East 52nd Street          Board                     Inc. (investment advisers) from 1989    81 Portfolios    Street
New York, NY 10022           Member                    to 2005; Chairman, Coho Partners,                        Exchange Fund
1935                                                   Ltd. (investment advisers) from 2003                     (open-end
                                                       to 2005. Director, Beaver Management                     investment
                                                       Corporation.                                             company)

* David R. Wilmerding, Jr. resigned from the Advisory Board of the Master LLC, effective December 31, 2007.

Master LLC Officers *

Donald C. Burke         Fund President and   2007 to   Managing Director of BlackRock, Inc. since 2006; Formerly Managing
40 East 52nd Street     Chief Executive      present   Director of Merrill Lynch Investment Managers, L.P. ("MLIM") and Fund
New York, NY 10022      Officer                        Asset Management, L.P. ("FAM") in 2006; First Vice President thereof
1960                                                   from 1997 to 2005; Treasurer thereof from 1999 to 2006 and Vice
                                                       President thereof from 1990 to 1997.

Anne F. Ackerley        Vice President       2007 to   Managing Director of BlackRock, Inc. since 2000 and First Vice
40 East 52nd Street                          present   President and Chief Operating Officer of Mergers and Acquisitions
New York, NY 10022                                     Group from 1997 to 2000; First Vice President and Chief Operating
1962                                                   Officer of Public Finance Group thereof from 1995 to 1997; First Vice
                                                       President of Emerging Markets Fixed Income Research of Merrill Lynch &
                                                       Co., Inc. from 1994 to 1995.

Neal J. Andrews         Chief                2007 to   Managing Director of BlackRock Inc. since 2006; Formerly Senior Vice
40 East 52nd Street     Financial            present   President and Line of Business Head of Fund Accounting and
New York, NY 10022      Officer                        Administration at PFPC Inc. from 1992 to 2006.
1966

Jay M. Fife             Treasurer            2007 to   Managing Director of BlackRock, Inc. since 2007 and Director in 2006;
40 East 52nd Street                          present   Formerly Assistant Treasurer of the MLIM/FAM advised funds from 2005
New York, NY 10022                                     to 2006; Director of MLIM Fund Services Group from 2001 to 2006.
1970

Brian P. Kindelan       Chief                2007 to   Chief Compliance Officer of the Funds since 2007; Managing Director
40 East 52nd Street     Compliance           present   and Senior Counsel thereof since 2005; Director and Senior Counsel of
New York, NY 10022      Officer                        BlackRock Advisors, Inc. from 2001 to 2004 and Vice President and
1959                                                   Senior Counsel thereof from 1998 to 2000; Senior Counsel of The PNC
                                                       Bank Corp. from 1995 to 1998.

Howard Surloff          Secretary            2007 to   Managing Director of BlackRock, Inc. and General Counsel of U.S. Funds
40 East 52nd Street                          present   at BlackRock, Inc. since 2006; Formerly General Counsel (U.S.)of
New York, NY                                           Goldman Sachs Asset Management, L.P. from 1993 to 2006.
10022
1965

* Officers of the Master LLC serve at the pleasure of the Board of Directors.

--------------------------------------------------------------------------------
Proxy Results
--------------------------------------------------------------------------------

During the six-month period ended December 31, 2007, the holders of interests of Master Enhanced International Series of Quantitative Master Series LLC voted on the following proposal, which was approved at a special meeting on September 7, 2007. This proposal was a part of the reorganization of the Board of Directors of Quantitative Master Series LLC that took effect on November 1, 2007. A description of the proposal and number of shares voted for each Director are as follows:

------------------------------------------------------------------------------------------------------------------------------------

                                                                                     Units of Interest     Unit of Interest
                                                                                         Voted For       Withheld From Voting
------------------------------------------------------------------------------------------------------------------------------------
To elect the Board of Directors of Quantitative Master Series LLC: David O. Beim,
Richard S. Davis, Ronald W. Forbes, Henry Gabbay, Dr. Matina Horner, Rodney D.
Johnson, Herbert I. London, Cynthia A. Montgomery, Joseph P. Platt, Jr., Robert C.
Robb, Jr., Toby Rosenblatt, Kenneth L. Urish and Frederick W. Winter                    117,766,717               0
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Additional Information

Custodian

JPMorgan Chase Bank
Brooklyn, NY 11245

Accounting Agent

State Street Bank and
Trust Company
Princeton, NJ 08540

Independent Registered Public
Accounting Firm

Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel

Sidley Austin LLP
New York, NY 10019

--------------------------------------------------------------------------------
Availability of Quarterly Schedule of Investments
--------------------------------------------------------------------------------
The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Series' Forms N-Q are available on the SEC's website at http://www.sec.gov. The Series' Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Availability of Proxy Voting
--------------------------------------------------------------------------------
A description of the policies and procedures that the Series uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free (800) 441-7762; (2) at www.blackrock.com; and (3) on the Securities and Exchange Commission's website at http://www.sec.gov. Information about how the Series voted proxies relating to securities held in the Series' portfolio during the most recent 12-month period ended June 30 is available (1) at www.blackrock.com; and (2) on the Securities and Exchange Commission's website at http://www.sec.gov.
--------------------------------------------------------------------------------

Item 2 - Code of Ethics - The registrant (or the "Fund") has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. During the period covered by this report, there have been no amendments to or waivers granted under the code of ethics. A copy of the code of ethics is available without charge at www.blackrock.com.

Item 3 - Audit Committee Financial Expert - The registrant's board of directors or trustees, as applicable (the "board of directors") has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

           Donald W. Burton (term ended, effective November 1, 2007) John F. O'Brien (term ended, effective November 1, 2007) Kenneth L. Urish (term began, effective November 1, 2007) David H. Walsh (term ended, effective November 1, 2007) Fred G. Weiss (term ended, effective November 1, 2007)

           Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4 -   Principal Accountant Fees and Services

------------------------------------------------------------------------------------------------------------------------------------
                                 (a) Audit Fees        (b) Audit-Related Fees(1)      (c) Tax Fees(2)       (d) All Other Fees(3)
------------------------------------------------------------------------------------------------------------------------------------
                               Current      Previous      Current     Previous    Current       Previous     Current     Previous
                             Fiscal Year  Fiscal Year  Fiscal Year  Fiscal Year  Fiscal Year  Fiscal Year  Fiscal Year  Fiscal Year
     Entity Name                 End          End          End           End        End           End         End           End
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Master Enhanced
International Series of
Quantitative Master
Series LLC                     $45,300      $45,300        $0           $0         $9,200       $9,200         $0           $0
------------------------------------------------------------------------------------------------------------------------------------

1 The nature of the services include assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.

2 The nature of the services include tax compliance, tax advice and tax planning.

3 The nature of the services include a review of compliance procedures and attestation thereto.

           (e)(1) Audit Committee Pre-Approval Policies and Procedures:

                  The registrant's audit committee (the "Committee") has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the registrant's affiliated service providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are a) consistent with the SEC's auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis ("general pre-approval").

           However, such services will only be deemed pre-approved provided that any individual project does not exceed $5,000 attributable to the registrant or $50,000 for all of the registrants the Committee oversees. Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.

           (e)(2) None of the services described in each of Items 4(b) through
           (d) were approved by the audit committee pursuant to paragraph
           (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

           (f) Not Applicable

           (g) Affiliates' Aggregate Non-Audit Fees:

           ---------------------------------------------------------------------
                                       Current Fiscal Year  Previous Fiscal Year
                    Entity Name                End                   End
           ---------------------------------------------------------------------
           ---------------------------------------------------------------------
           Master Enhanced
           International Series of
           Quantitative Master Series
           LLC                               $293,700            $3,080,650
           ---------------------------------------------------------------------

           (h) The registrant's audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant's investment adviser (not including any non-affiliated sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by the registrant's investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
           (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

           Regulation S-X Rule 2-01(c)(7)(ii) - $284,500, 0%

Item 5 -   Audit Committee of Listed Registrants - Not Applicable

Item 6 - Schedule of Investments - The registrant's Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - Not Applicable

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 10 -  Submission of Matters to a Vote of Security Holders - The
           registrant's Nominating and Governance Committee will consider nominees to the Board recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant's Secretary. There have been no material changes to these procedures.

Item 11 -  Controls and Procedures

11(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 -  Exhibits attached hereto

12(a)(1) - Code of Ethics - See Item 2

12(a)(2) - Certifications - Attached hereto

12(a)(3) - Not Applicable

12(b) -    Certifications - Attached hereto

           Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

           Master Enhanced International Series of Quantitative Master Series
           LLC

           By: /s/ Donald C. Burke
               -------------------------------
               Donald C. Burke
               Chief Executive Officer (principal executive officer) of Master Enhanced International Series of Quantitative Master Series LLC

           Date: February 21, 2008

           Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

           By: /s/ Donald C. Burke
               -------------------------------
               Donald C. Burke
               Chief Executive Officer (principal executive officer) of Master Enhanced International Series of Quantitative Master Series LLC

           Date: February 21, 2008

           By: /s/ Neal J. Andrews
               -------------------------------
               Neal J. Andrews
               Chief Financial Officer (principal financial officer) of Master Enhanced International Series of Quantitative Master Series LLC

           Date: February 21, 2008